Schedule of Investments (unaudited)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
Abacus Group	3,415,860	$2,493,492
Abacus Storage King	3,415,208	3,229,493
Accent Group Ltd.(a)	2,179,656	2,586,857
AGL Energy Ltd.	3,956,523	26,963,728
ALS Ltd.	3,070,613	33,692,189
Amotiv Ltd.(a)	978,862	4,853,820
AMP Ltd.	17,042,312	14,076,202
Ampol Ltd.	1,523,904	23,139,280
Ansell Ltd.	918,762	17,823,567
ANZ Group Holdings Ltd.	18,981,793	362,974,706
APA Group	8,359,200	43,985,889
ARB Corp. Ltd.	557,410	11,232,942
Arena REIT	2,462,415	5,864,037
Aristocrat Leisure Ltd.	3,634,439	155,223,432
ASX Ltd.	1,224,973	55,469,128
Atlas Arteria Ltd.	7,093,914	23,497,568
AUB Group Ltd.	667,746	13,635,009
Aurizon Holdings Ltd.	11,288,194	22,099,049
Aussie Broadband Ltd.	1,400,604	3,679,558
Austal Ltd.(b)	2,508,749	8,499,721
Bank of Queensland Ltd.	4,049,895	19,345,802
Bapcor Ltd.	2,325,366	7,555,413
Beach Energy Ltd.	10,222,440	7,694,721
Bega Cheese Ltd.	1,996,301	7,221,382
Bellevue Gold Ltd.(b)	8,404,511	4,892,842
Bendigo & Adelaide Bank Ltd.	3,575,922	25,581,534
BHP Group Ltd.	32,460,347	773,648,604
BlueScope Steel Ltd.	2,875,175	44,037,503
Boss Energy Ltd. (a)(b)	2,702,397	5,525,548
Brambles Ltd.	8,939,308	117,477,320
Breville Group Ltd.	644,643	11,819,737
Brickworks Ltd.	496,481	7,997,494
BWP Trust	3,682,620	8,443,605
Capricorn Metals Ltd.(b)	2,170,509	12,841,734
CAR Group Ltd.	2,516,063	53,703,604
Centuria Capital Group	3,851,524	3,880,813
Centuria Industrial REIT	3,826,830	7,207,118
Centuria Office REIT	955,261	750,778
Challenger Ltd.	3,369,999	15,270,018
Champion Iron Ltd.	2,431,384	7,107,588
Charter Hall Group	3,017,634	32,626,475
Charter Hall Long Wale REIT	4,434,748	10,894,863
Charter Hall Retail REIT	3,047,603	7,279,561
Charter Hall Social Infrastructure REIT	621,064	1,163,234
Clarity Pharmaceuticals Ltd.(a)(b)	1,425,919	2,011,192
Cleanaway Waste Management Ltd.	14,166,862	23,576,581
Cochlear Ltd.	419,049	73,388,297
Codan Ltd./Australia	710,286	7,154,236
Coles Group Ltd.	8,648,440	117,444,133
Collins Foods Ltd.	584,502	3,077,163
Commonwealth Bank of Australia	10,720,397	1,142,677,371
Computershare Ltd.	3,373,992	88,167,147
Coronado Global Resources Inc.(c)	5,300,197	661,038
Corporate Travel Management Ltd.	826,734	6,751,199
Credit Corp. Group Ltd.	423,701	3,666,269
Cromwell Property Group	13,844,375	3,322,136
CSL Ltd.	3,101,436	497,820,594
Data#3 Ltd.	730,145	3,400,359
Deep Yellow Ltd.(a)(b)	5,840,591	4,247,962
Deterra Royalties Ltd.	2,811,417	6,554,940
Security	Shares	Value
Australia (continued)
Dexus	6,959,913	$33,502,397
Dexus Industria REIT	540,746	900,068
Dicker Data Ltd.	487,542	2,634,242
Domain Holdings Australia Ltd.	2,321,985	6,384,454
Domino's Pizza Enterprises Ltd.	434,123	7,015,974
Downer EDI Ltd.	4,387,362	16,021,201
Dyno Nobel Ltd.	11,867,952	17,227,535
Eagers Automotive Ltd.	894,691	10,559,244
Elders Ltd.	1,213,955	4,917,186
Emerald Resources NL(b)	3,465,641	8,898,874
Endeavour Group Ltd./Australia	9,691,746	24,790,598
Evolution Mining Ltd.	13,072,374	65,558,229
EVT Ltd.	652,347	5,872,651
Firefinch Ltd., NVS(d)	5,815,203	297,994
Flight Centre Travel Group Ltd.	1,208,680	9,917,480
Fortescue Ltd.	10,857,103	112,128,760
G8 Education Ltd.	4,786,068	3,848,118
Genesis Minerals Ltd.(a)(b)	6,572,544	16,230,520
Gold Road Resources Ltd.	7,342,459	14,245,403
Goodman Group	12,964,015	248,180,971
GPT Group (The)	12,770,671	37,856,774
GrainCorp Ltd., Class A	1,386,572	5,903,393
Growthpoint Properties Australia Ltd.	844,081	1,252,159
Guzman y Gomez Ltd.(a)(b)	126,430	2,602,703
Hansen Technologies Ltd.	742,250	2,575,650
Harvey Norman Holdings Ltd.	3,530,939	11,805,166
Healius Ltd.(a)(b)	4,256,336	3,962,769
Helia Group Ltd.	2,693,059	8,346,886
HMC Capital Ltd.	1,646,119	5,127,308
HomeCo Daily Needs REIT	10,854,421	8,509,686
HUB24 Ltd.	507,621	23,451,478
IDP Education Ltd.	1,671,339	9,478,752
IGO Ltd.	4,303,849	10,783,703
Iluka Resources Ltd.	2,708,605	7,176,175
Imdex Ltd.(a)	3,025,292	5,723,231
Ingenia Communities Group	2,248,877	7,978,248
Inghams Group Ltd.	2,310,514	5,072,415
Insignia Financial Ltd.(b)	3,691,412	8,895,001
Insurance Australia Group Ltd.	15,056,691	79,084,803
IperionX Ltd.(b)	1,220,845	2,800,419
IPH Ltd.	1,746,311	5,100,719
IRESS Ltd.	1,198,361	6,102,507
James Hardie Industries PLC(a)(b)	2,762,952	64,852,541
JB Hi-Fi Ltd.	707,083	46,856,787
Johns Lyng Group Ltd.	1,501,264	2,135,045
Judo Capital Holdings Ltd.(b)	4,549,961	5,187,480
Jumbo Interactive Ltd.	239,631	1,566,358
Karoon Energy Ltd.(a)	5,299,644	4,878,577
Kelsian Group Ltd.	1,050,630	1,825,287
Lendlease Corp. Ltd.	4,133,731	13,928,673
Leo Lithium Ltd.(a)(d)	5,416,655	751,003
Lifestyle Communities Ltd.(a)	624,298	2,851,697
Liontown Resources Ltd.(a)(b)	9,788,642	3,288,394
Lottery Corp. Ltd. (The)	14,275,659	47,574,017
Lovisa Holdings Ltd.	412,824	6,590,539
Lynas Rare Earths Ltd.(a)(b)	5,611,340	30,675,809
MA Financial Group Ltd.(a)	408,599	1,735,019
Maas Group Holdings Ltd.(a)	430,399	1,089,884
MAC Copper Ltd.(a)(b)	441,222	4,204,554
Macquarie Group Ltd.	2,311,541	285,648,739
Macquarie Technology Group Ltd.(b)	22,134	842,207
Magellan Financial Group Ltd.	1,128,457	5,532,317

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
McMillan Shakespeare Ltd.	512,623	$5,022,412
Medibank Pvt Ltd.	18,145,325	53,977,343
Megaport Ltd.(a)(b)	1,014,219	7,461,184
Mesoblast Ltd.(a)(b)	5,504,881	6,337,222
Metcash Ltd.	6,683,062	13,765,573
Mineral Resources Ltd.(a)(b)	1,129,512	14,854,193
Mirvac Group	25,645,426	37,407,748
Monadelphous Group Ltd.	663,629	6,862,417
Nanosonics Ltd.(a)(b)	1,617,115	4,965,499
National Australia Bank Ltd.	19,675,287	454,316,225
National Storage REIT	8,491,954	12,486,690
Netwealth Group Ltd.	796,702	14,314,379
Neuren Pharmaceuticals Ltd., NVS(a)(b)	766,663	5,716,799
New Hope Corp. Ltd.	3,537,415	8,298,251
NEXTDC Ltd.(b)	4,370,135	33,179,519
nib holdings Ltd.	3,071,307	13,399,024
Nick Scali Ltd.(a)	427,684	4,870,376
Nickel Industries Ltd.	11,421,220	4,124,443
Nine Entertainment Co. Holdings Ltd.	9,671,480	8,863,525
Northern Star Resources Ltd.	8,964,073	110,111,762
NRW Holdings Ltd.	2,665,757	4,620,503
Nufarm Ltd./Australia	2,045,707	5,050,584
Nuix Ltd.(b)	1,301,865	2,030,348
Objective Corp. Ltd.	41,391	414,913
Ora Banda Mining Ltd.(b)	7,422,939	4,743,116
Orica Ltd.	3,221,982	33,443,678
Origin Energy Ltd.	11,142,876	75,949,900
Orora Ltd.	8,606,902	9,972,146
Paladin Energy Ltd.(a)(b)	2,593,917	9,732,927
Perenti Ltd.	4,036,299	3,529,998
Perpetual Ltd.	676,702	7,188,811
Perseus Mining Ltd.	9,441,898	20,235,968
PEXA Group Ltd.(b)	941,525	7,254,441
Pilbara Minerals Ltd.(a)(b)	20,265,151	19,524,204
Pinnacle Investment Management Group Ltd.	999,425	11,525,990
PolyNovo Ltd.(a)(b)	4,106,165	3,175,054
Premier Investments Ltd.	697,843	9,295,433
Pro Medicus Ltd.(a)	384,285	56,347,832
PWR Holdings Ltd.(a)	535,012	2,345,182
Qantas Airways Ltd.	5,112,384	28,905,009
QBE Insurance Group Ltd.	9,549,071	131,967,412
Qube Holdings Ltd.	10,340,971	26,180,318
Ramelius Resources Ltd.	7,759,238	13,057,287
Ramsay Health Care Ltd.	1,251,966	26,655,180
REA Group Ltd.	351,369	55,825,416
Reece Ltd.	1,439,770	14,519,048
Region RE Ltd.	7,457,489	11,053,627
Regis Healthcare Ltd.	1,070,439	4,682,056
Regis Resources Ltd.(b)	5,089,706	14,714,787
Reliance Worldwide Corp. Ltd.	5,427,090	14,589,517
Resolute Mining Ltd.(b)	10,828,780	3,534,923
Rio Tinto Ltd.	2,481,231	185,638,822
Sandfire Resources Ltd.(b)	3,211,264	20,452,182
Santos Ltd.	20,862,432	80,202,761
Scentre Group	33,416,576	77,417,643
SEEK Ltd.	2,348,675	31,974,842
SGH Ltd.	1,293,807	42,313,523
Sigma Healthcare Ltd.(a)	10,249,581	19,778,324
Silex Systems Ltd.(a)(b)	1,176,869	2,334,836
Sims Ltd.	1,076,619	10,049,156
SiteMinder Ltd.(a)(b)	1,542,432	4,069,758
SmartGroup Corp. Ltd.	727,578	3,648,678
Security	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	2,958,451	$49,397,141
South32 Ltd.	29,356,328	50,589,617
Spartan Resources Ltd/Australia(b)	5,399,646	7,004,742
Stanmore Resources Ltd.(a)	2,057,056	2,555,085
Steadfast Group Ltd.	6,860,473	25,780,718
Stockland	15,517,365	54,531,676
Suncorp Group Ltd.	6,887,638	89,567,429
Super Retail Group Ltd.	1,042,362	8,939,636
Tabcorp Holdings Ltd.	13,291,355	4,737,314
Technology One Ltd.	1,890,987	36,500,152
Telix Pharmaceuticals Ltd.(a)(b)	1,694,191	29,451,550
Telstra Group Ltd.	25,783,661	74,414,123
Temple & Webster Group Ltd.(b)	654,662	7,470,642
Transurban Group	19,849,237	178,868,878
Treasury Wine Estates Ltd.	5,375,017	30,723,528
Tuas Ltd.(b)	740,079	2,672,646
Vault Minerals Ltd.(b)	42,335,827	11,649,527
Ventia Services Group Pty. Ltd.	5,508,084	14,913,059
Vicinity Ltd.	24,244,591	36,666,365
Viva Energy Group Ltd.(c)	7,186,007	7,901,193
Vulcan Energy Resources Ltd.(b)	563,589	1,757,135
Vulcan Steel Ltd.(a)	441,947	2,090,355
WA1 Resources Ltd., NVS(a)(b)	255,330	2,059,853
Washington H Soul Pattinson & Co. Ltd.	1,531,773	36,460,141
Waypoint REIT Ltd.	4,204,959	6,886,382
WEB Travel Group Ltd.(b)	2,547,723	7,005,869
Wesfarmers Ltd.	7,277,584	364,579,656
West African Resources Ltd.(b)	6,836,768	10,463,063
Westgold Resources Ltd.	5,835,912	11,086,636
Westpac Banking Corp.	21,932,395	460,254,826
Whitehaven Coal Ltd.	5,637,254	18,032,086
WiseTech Global Ltd.	1,189,095	67,615,424
Woodside Energy Group Ltd.	12,135,518	158,188,082
Woolworths Group Ltd.	7,838,140	158,194,308
Worley Ltd.	3,111,803	24,791,986
Xero Ltd.(b)	948,357	99,874,387
Yancoal Australia Ltd., NVS	2,535,626	8,085,259
Zip Co. Ltd.(b)	8,089,740	9,062,659
		9,514,748,191
Austria — 0.3%
ANDRITZ AG	423,455	30,429,354
BAWAG Group AG(c)	533,284	58,452,192
CA Immobilien Anlagen AG	306,633	8,301,412
DO & CO AG(b)	48,836	7,800,941
Erste Group Bank AG	2,090,076	141,543,309
EVN AG	235,283	6,157,171
Immofinanz AG(b)	267,680	5,295,422
Lenzing AG(b)	133,430	4,196,313
Oesterreichische Post AG	215,223	7,256,173
OMV AG	902,832	46,679,674
Palfinger AG	23,678	771,750
Porr AG	28,554	999,837
Raiffeisen Bank International AG	844,864	22,567,404
Schoeller-Bleckmann Oilfield Equipment AG	46,290	1,644,766
UNIQA Insurance Group AG	882,475	10,225,831
Verbund AG	426,077	32,744,431
Vienna Insurance Group AG Wiener Versicherung Gruppe	268,639	12,777,119
voestalpine AG	692,736	18,255,013
Wienerberger AG	719,260	25,254,580
		441,352,692

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Belgium — 1.1%
Ackermans & van Haaren NV	138,059	$33,767,485
Aedifica SA	297,478	23,847,677
Ageas SA	977,442	61,301,482
Anheuser-Busch InBev SA	5,754,651	379,283,021
Argenx SE(b)	386,757	250,018,771
Azelis Group NV	1,015,177	15,730,206
Barco NV	457,522	6,260,194
Bekaert SA	257,115	9,921,151
Cofinimmo SA	224,574	17,956,767
Colruyt Group NV	300,840	14,466,694
Deme Group NV	50,490	7,568,268
D'ieteren Group	144,628	28,882,336
Elia Group SA, Class B	297,559	32,261,207
Fagron	501,000	11,678,839
Galapagos NV(a)(b)	285,412	7,771,843
Groupe Bruxelles Lambert NV	585,577	48,306,653
KBC Ancora	284,436	18,636,223
KBC Group NV	1,463,480	134,945,674
Kinepolis Group NV	105,746	3,645,031
Lotus Bakeries NV	2,611	25,104,955
Melexis NV	136,083	8,166,133
Montea NV	100,954	7,329,697
Ontex Group NV(b)	439,399	3,607,127
Proximus SADP	864,804	6,642,236
Recticel SA	160,014	1,937,634
Retail Estates NV	60,130	4,408,631
Shurgard Self Storage Ltd.(a)	173,691	7,206,627
Sofina SA	97,274	27,177,596
Solvay SA	461,169	17,451,803
Syensqo SA	471,842	33,752,173
Tessenderlo Group SA(a)	228,997	6,777,894
UCB SA	810,237	148,548,136
Umicore SA	1,266,009	11,508,070
Vastned NV	128,002	4,207,482
VGP NV	86,360	7,990,568
Warehouses De Pauw CVA	1,153,672	29,467,193
Xior Student Housing NV	193,149	6,264,381
		1,463,797,858
China — 0.0%
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)(c)	1,971,500	3,929,060
Mobvista Inc.(b)(c)	3,190,000	2,275,321
United Energy Group Ltd.	49,976,000	2,609,132
Wharf Holdings Ltd. (The)	6,680,407	16,780,509
		25,594,022
Denmark — 2.2%
ALK-Abello A/S(b)	907,237	21,148,138
Alm Brand A/S	5,623,301	13,330,697
Ambu A/S, Class B(a)	1,184,698	21,384,399
AP Moller - Maersk A/S, Class A	17,446	29,816,265
AP Moller - Maersk A/S, Class B, NVS	30,312	52,193,760
Bavarian Nordic A/S(a)(b)	502,825	11,955,321
Carlsberg A/S, Class B	607,886	82,826,681
cBrain A/S(a)	61,367	1,585,167
Chemometec A/S	100,430	7,235,781
Coloplast A/S, Class B	800,743	90,614,522
D/S Norden A/S	148,475	4,043,288
Danske Bank A/S	4,327,375	151,837,009
Demant A/S(b)	556,562	20,268,249
DFDS A/S(b)	225,970	3,142,638
DSV A/S	1,305,871	276,792,033
FLSmidth & Co. A/S	309,096	14,633,293
Security	Shares	Value
Denmark (continued)
Genmab A/S(b)	403,745	$85,609,526
GN Store Nord A/S(a)(b)	857,336	12,944,277
Gubra AS(a)(b)	29,604	1,706,127
H Lundbeck A/S	1,658,865	7,938,518
H Lundbeck A/S, Class A	415,494	1,716,121
ISS A/S	911,267	22,865,006
Jyske Bank A/S, Registered	274,363	22,502,813
Matas A/S(a)	324,834	6,704,337
Netcompany Group A/S(a)(b)(c)	280,660	12,670,077
NKT A/S(b)	345,453	28,127,438
Novo Nordisk A/S, Class B	20,632,017	1,379,487,835
Novonesis (Novozymes) B, Class B	2,265,830	147,182,256
NTG Nordic Transport Group A/S, Class A(a)(b)	66,839	2,540,613
Orsted A/S(b)(c)	1,070,774	42,609,271
Pandora A/S	524,739	78,114,153
Per Aarsleff Holding A/S	149,646	12,057,165
Ringkjoebing Landbobank A/S	191,798	36,671,013
Rockwool A/S, Class B	626,590	28,603,935
Royal Unibrew A/S	315,867	25,095,822
Scandinavian Tobacco Group A/S, Class A(c)	389,650	5,671,576
Schouw & Co. A/S	87,469	7,972,770
Spar Nord Bank A/S(b)	604,596	19,397,723
Svitzer Group A/S, NVS	96,491	4,046,236
Sydbank A/S	379,147	24,280,704
TORM PLC, Class A	351,985	5,852,171
Tryg A/S	2,141,089	51,081,984
Vestas Wind Systems A/S	6,470,571	86,266,944
Zealand Pharma A/S(b)	411,398	29,096,577
		2,991,620,229
Finland — 0.8%
Cargotec OYJ, Class B	259,241	12,335,398
Citycon OYJ(a)	649,411	2,607,749
Elisa OYJ	913,030	48,708,344
Finnair OYJ	256,222	692,776
Fortum OYJ	2,858,206	47,922,264
Harvia OYJ	11,254	520,724
Huhtamaki OYJ	635,450	23,395,802
Kalmar OYJ, Class B	259,614	8,224,821
Kemira OYJ	767,651	15,839,760
Kempower OYJ(a)(b)	116,049	1,442,457
Kesko OYJ, Class B	1,763,721	40,492,955
Kojamo OYJ(b)	846,221	9,849,976
Kone OYJ, Class B	2,176,330	134,784,054
Konecranes OYJ	433,624	29,051,951
Mandatum OYJ	2,812,898	19,880,239
Marimekko OYJ	72,326	997,963
Metsa Board OYJ, Class B	1,240,991	4,530,798
Metso OYJ	4,021,753	43,699,178
Neste OYJ	2,694,100	27,946,797
Nokia OYJ	34,041,816	170,180,928
Nokian Renkaat OYJ	818,000	6,507,031
Orion OYJ, Class B	703,291	44,034,125
Outokumpu OYJ(a)	2,239,602	8,620,520
Puuilo OYJ	232,059	3,304,635
QT Group OYJ(b)	123,544	8,061,488
Revenio Group OYJ	127,553	3,989,551
Sampo OYJ, Class A	15,570,722	155,996,910
Stora Enso OYJ, Class R	3,776,880	35,081,125
TietoEVRY OYJ	621,103	11,127,079
Tokmanni Group Corp.(a)	248,748	3,924,705
UPM-Kymmene OYJ	3,400,630	90,069,428
Valmet OYJ	971,710	29,670,271

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Wartsila OYJ Abp	3,207,061	$59,254,720
YIT OYJ(b)	1,140,490	3,328,565
		1,106,075,087
France — 10.2%
Accor SA	1,259,848	62,075,717
Aeroports de Paris SA	241,610	30,212,542
Air France-KLM, NVS(a)(b)	735,549	6,421,968
Air Liquide SA	3,686,826	757,562,295
Airbus SE	3,801,909	645,147,846
Alstom SA(b)	2,251,784	54,378,698
Altarea SCA	20,177	2,331,554
Alten SA	188,943	16,015,439
Amundi SA(c)	359,214	28,374,743
Antin Infrastructure Partners SA	206,578	2,418,157
Aperam SA	336,637	9,795,271
ArcelorMittal SA	3,043,153	89,991,300
Arkema SA	363,642	27,646,053
Assystem SA(a)	39,746	1,727,133
Aubay	3,120	162,761
AXA SA	11,291,466	534,039,976
Beneteau SACA	189,234	1,731,283
BioMerieux	267,229	36,070,661
BNP Paribas SA	6,509,337	551,532,716
Bollore SE	4,428,260	27,390,655
Bouygues SA	1,259,517	55,362,450
Bureau Veritas SA	2,031,193	64,476,271
Canal+ SA, NVS(b)	4,494,408	10,210,008
Capgemini SE	981,140	156,641,331
Carmila SA	378,845	8,235,175
Carrefour SA	3,462,016	53,397,134
Cie de Saint-Gobain SA	2,885,574	313,713,807
Cie Generale des Etablissements Michelin SCA	4,264,487	155,934,127
Cie. des Alpes	21,226	417,678
Coface SA	712,674	14,607,504
Covivio SA/France	318,911	17,882,897
Credit Agricole SA	6,700,114	125,671,261
Danone SA	4,116,668	354,224,542
Dassault Aviation SA	125,494	45,248,943
Dassault Systemes SE	4,289,618	160,758,322
Derichebourg SA	768,517	5,286,434
Edenred SE	1,543,290	48,130,518
Eiffage SA	445,024	60,555,637
Elior Group SA(b)(c)	780,652	2,364,859
Elis SA	1,169,026	30,007,814
Engie SA	11,698,107	241,780,372
Equasens(a)	30,938	1,364,274
Eramet SA	57,052	3,163,434
EssilorLuxottica SA	1,903,001	548,355,420
Esso SA Francaise	13,844	2,225,330
Etablissements Maurel et Prom SA	397,563	2,046,499
Eurazeo SE	259,596	18,981,545
Eurofins Scientific SE	862,943	54,457,181
Euronext NV(c)	518,004	86,582,908
Eutelsat Communications SACA(a)(b)	1,000,435	4,085,661
Exosens SAS, NVS(b)	131,461	5,116,435
Fnac Darty SA	116,044	4,040,456
Forvia SE	953,656	7,366,714
Gaztransport Et Technigaz SA	227,009	37,003,099
Gecina SA	287,084	29,471,644
Getlink SE	2,145,788	40,744,684
Havas NV(b)	4,501,980	7,489,305
Hermes International SCA	202,952	558,154,520
Security	Shares	Value
France (continued)
ICADE	198,771	$4,721,761
ID Logistics Group SACA(a)(b)	18,894	8,510,183
Imerys SA	229,132	7,653,973
Interparfums SA	139,213	5,517,959
Ipsen SA	237,352	27,604,769
IPSOS SA	234,623	11,108,149
JCDecaux SE(b)	373,730	6,504,489
Kaufman & Broad SA	75,560	2,966,763
Kering SA	475,906	96,824,335
Klepierre SA	1,382,436	50,601,525
La Francaise des Jeux SAEM(c)	647,990	23,097,045
Legrand SA	1,684,572	185,134,150
LISI SA	128,744	4,031,491
L'Oreal SA	1,540,279	680,596,384
Louis Hachette Group, NVS(b)	4,501,980	7,098,227
LVMH Moet Hennessy Louis Vuitton SE	1,762,483	976,291,012
Mercialys SA	609,609	8,160,894
Mersen SA	181,032	3,879,980
Metropole Television SA	240,886	3,785,009
Nexans SA	211,860	23,274,597
Nexity SA(a)(b)	281,702	2,953,786
Opmobility	406,993	4,561,266
Orange SA	11,731,455	170,200,450
Orpea SA, NVS(a)(b)	467,361	6,024,346
Pernod Ricard SA	1,282,970	139,068,123
Peugeot Invest SA	40,085	3,311,911
Pierre Et Vacances SA, NVS(a)(b)	821,930	1,288,996
Pluxee NV, NVS	576,919	12,974,674
Publicis Groupe SA	1,454,791	148,020,604
Quadient SA	250,178	4,735,592
Remy Cointreau SA	145,536	7,890,053
Renault SA	1,233,324	65,503,296
Rexel SA	1,434,893	39,866,531
Rubis SCA	573,446	18,666,105
Safran SA	2,307,938	614,187,651
Sanofi SA	7,268,267	795,089,022
Sartorius Stedim Biotech	187,744	44,305,878
Schneider Electric SE	3,503,101	818,484,659
SCOR SE	955,285	30,100,251
SEB SA	156,333	14,746,729
Seche Environnement SACA, NVS	14,080	1,452,507
SES SA, Class A	2,233,427	11,841,625
Societe BIC SA	149,584	9,678,308
Societe Generale SA	4,610,560	240,389,850
Sodexo SA	558,138	35,428,818
SOITEC(b)	177,014	10,046,493
Sopra Steria Group SACA	99,598	20,421,464
SPIE SA	917,679	44,977,786
STMicroelectronics NV	4,336,632	98,585,130
Technip Energies NV	980,164	33,447,249
Teleperformance SE	344,535	37,779,998
Television Francaise 1 SA	427,974	4,089,486
Thales SA	594,924	166,651,495
TotalEnergies SE	13,747,753	783,006,010
Trigano SA	66,703	7,924,066
Ubisoft Entertainment SA(b)	607,450	7,157,166
Unibail-Rodamco-Westfield, New	772,308	65,379,768
Valeo SE	1,429,694	14,198,530
Vallourec SACA(b)	1,058,222	19,558,847
Veolia Environnement SA	4,498,101	164,288,936
Verallia SA(c)	466,023	15,583,126
Vicat SACA	95,886	5,368,984

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Vinci SA	3,170,956	$445,415,684
Virbac SACA	31,568	11,129,840
Vivendi SE	4,501,140	14,036,625
Voltalia SA(a)(b)	189,359	1,569,273
VusionGroup	42,366	8,496,359
Wavestone(a)	48,311	2,578,640
Wendel SE	153,400	15,083,235
Worldline SA/France(a)(b)(c)	1,476,147	8,178,643
X-Fab Silicon Foundries SE(a)(b)(c)	310,526	1,731,475
		13,605,400,995
Germany — 9.1%
1&1 AG(a)	268,830	4,776,941
About You Holding SE(a)(b)	273,053	2,072,499
Adesso SE	20,451	2,271,470
adidas AG	1,096,702	252,341,847
Adtran Networks SE	108,264	2,489,494
Aixtron SE	739,297	10,038,834
Allianz SE, Registered	2,464,003	1,019,054,244
Aroundtown SA(b)	5,160,871	15,418,664
Atoss Software SE	55,664	8,367,752
Aurubis AG(a)	201,896	17,627,244
Auto1 Group SE(b)(c)	828,069	19,896,454
BASF SE	5,680,178	290,083,634
Bayer AG, Registered	6,300,564	165,120,045
Bayerische Motoren Werke AG	1,825,725	154,853,387
Bechtle AG(a)	508,405	21,689,903
Befesa SA(c)	236,292	7,184,951
Beiersdorf AG	636,572	89,691,705
Bilfinger SE	215,231	18,305,377
Brenntag SE	822,228	54,911,551
CANCOM SE	221,507	6,801,227
Carl Zeiss Meditec AG, Bearer(a)	240,137	16,504,017
Ceconomy AG(b)	817,601	2,905,661
Cewe Stiftung & Co. KGaA	53,544	6,192,011
Commerzbank AG(a)	6,054,216	160,240,183
CompuGroup Medical SE & Co. KGaA, NVS(b)	171,328	4,269,958
Continental AG	703,606	55,004,148
Covestro AG, NVS(b)	1,157,951	77,920,052
CTS Eventim AG & Co. KGaA	409,460	48,515,677
CureVac NV(a)(b)	661,374	2,451,362
Daimler Truck Holding AG	3,067,416	123,237,971
Delivery Hero SE, Class A(b)(c)	1,209,506	34,183,707
Dermapharm Holding SE	116,310	5,081,064
Deutsche Bank AG, Registered	11,851,100	310,739,891
Deutsche Boerse AG	1,204,823	388,066,080
Deutsche Lufthansa AG, Registered(a)	3,793,938	27,261,882
Deutsche Pfandbriefbank AG(b)(c)	818,777	5,021,873
Deutsche Post AG, Registered	6,277,152	268,210,131
Deutsche Telekom AG, Registered	22,325,183	801,865,523
Deutz AG	931,978	7,236,270
Duerr AG	339,168	8,029,405
E.ON SE	14,407,603	251,983,081
Eckert & Ziegler SE	97,591	6,671,072
Elmos Semiconductor SE	49,164	3,349,266
Energiekontor AG	36,056	1,736,889
Evonik Industries AG	1,585,899	35,639,664
Evotec SE(a)(b)	969,680	8,116,648
Fielmann Group AG	151,633	8,616,524
flatexDEGIRO AG	519,464	13,670,646
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	235,865	15,631,143
Freenet AG	780,178	32,442,222
Security	Shares	Value
Germany (continued)
Fresenius Medical Care AG	1,311,950	$66,746,207
Fresenius SE & Co. KGaA(b)	2,699,489	128,217,399
GEA Group AG	1,061,940	69,280,632
Gerresheimer AG	222,613	15,103,777
GFT Technologies SE	90,647	2,560,156
Grand City Properties SA(b)	591,605	7,060,935
Grenke AG(a)	162,143	2,485,429
Hamborner REIT AG	650,519	4,623,262
Hannover Rueck SE	382,531	122,792,292
Heidelberg Materials AG	875,264	174,977,068
HelloFresh SE(a)(b)	1,002,893	10,442,932
Henkel AG & Co. KGaA	613,849	43,325,543
Hensoldt AG	423,638	32,818,717
Hornbach Holding AG & Co. KGaA	59,873	6,740,929
Hugo Boss AG(a)	341,228	14,232,384
Hypoport SE(a)(b)	30,298	7,044,142
Infineon Technologies AG	8,355,838	276,770,804
IONOS Group SE(b)	227,258	7,581,072
Jenoptik AG	349,915	6,985,987
JOST Werke SE(c)	38,898	2,189,019
K+S AG, Registered	1,157,010	20,180,432
KION Group AG(a)	454,648	19,347,974
Kloeckner & Co. SE	426,229	3,430,746
Knorr-Bremse AG	484,248	48,026,138
Kontron AG	327,175	7,950,380
Krones AG	99,451	14,536,567
Lanxess AG	547,682	16,443,597
LEG Immobilien SE	479,321	40,631,652
MBB SE	2,384	430,010
Mercedes-Benz Group AG	4,624,319	276,482,528
Merck KGaA	825,655	114,947,759
MTU Aero Engines AG	346,636	119,972,623
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	854,467	584,976,213
Mutares SE & Co. KGaA(a)	47,210	1,726,152
Nagarro SE(b)	52,220	3,722,827
Nemetschek SE	378,087	50,241,998
Nordex SE(b)	813,950	15,239,858
Norma Group SE	220,076	2,765,934
Northern Data AG(a)(b)	53,926	1,515,365
Patrizia SE	352,084	2,952,905
Pfeiffer Vacuum Technology AG	42,520	7,491,168
PNE AG(a)	180,331	3,153,907
ProSiebenSat.1 Media SE	1,018,540	7,108,099
Puma SE	676,983	17,480,275
Qiagen NV	1,382,119	59,314,573
Rational AG	32,951	28,273,081
Redcare Pharmacy NV(a)(b)(c)	96,399	14,405,440
RENK Group AG	381,901	23,007,296
Rheinmetall AG	278,846	474,889,308
RTL Group SA(b)	118,210	4,847,857
RWE AG	4,059,132	157,632,930
SAF-Holland SE	266,805	4,840,949
Salzgitter AG(a)	171,111	4,228,559
SAP SE	6,687,082	1,956,564,716
Schaeffler AG(a)	1,236,491	5,336,115
Schott Pharma AG & Co. KGaA(a)	225,123	6,348,986
Scout24 SE(c)	482,933	57,554,389
Secunet Security Networks AG(a)	9,375	2,186,087
SGL Carbon SE(a)(b)	489,728	1,958,894
Siemens AG, Registered	4,872,690	1,121,992,524
Siemens Energy AG(b)	4,089,128	315,613,879

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens Healthineers AG(c)	1,803,956	$97,246,487
Siltronic AG(a)	111,036	4,514,793
Sixt SE	92,419	8,786,576
SMA Solar Technology AG(a)	112,857	1,957,306
Stabilus SE	158,730	4,402,889
Stroeer SE & Co. KGaA	228,000	13,614,204
Suedzucker AG(a)	461,306	6,210,991
SUESS MicroTec SE	123,425	4,752,628
Symrise AG, Class A	852,889	98,364,923
TAG Immobilien AG(b)	1,137,741	18,523,492
Takkt AG(a)	222,413	1,921,088
Talanx AG(b)	405,889	46,583,118
TeamViewer SE(b)(c)	971,976	14,932,201
thyssenkrupp AG	3,274,013	37,547,233
United Internet AG, Registered(e)	585,931	13,287,044
Verbio SE(a)	153,733	1,814,422
Vonovia SE	4,752,672	157,646,583
Vossloh AG	75,808	5,989,160
Wacker Chemie AG(a)	117,497	8,882,255
Wacker Neuson SE	225,603	6,066,637
Zalando SE(b)(c)	1,456,012	53,168,136
		12,121,732,786
Hong Kong — 1.8%
AIA Group Ltd.	69,460,400	520,460,644
ASMPT Ltd.	2,102,700	14,145,866
Bank of East Asia Ltd. (The)(a)	6,436,400	8,863,370
BOC Hong Kong Holdings Ltd.	23,987,000	99,507,194
Brightoil Petroleum Holdings Ltd.(d)	6,240,000	8
Cafe de Coral Holdings Ltd.(a)	1,634,000	1,501,636
CITIC Telecom International Holdings Ltd.	14,101,000	4,289,632
CK Asset Holdings Ltd.	12,654,516	51,698,283
CK Hutchison Holdings Ltd.	17,359,016	97,888,840
CK Infrastructure Holdings Ltd.	4,132,000	27,848,235
CLP Holdings Ltd.	10,705,500	91,281,947
Cowell e Holdings Inc.(a)(b)	1,669,000	4,796,364
Dah Sing Banking Group Ltd.	3,473,200	3,742,665
Dah Sing Financial Holdings Ltd.	1,006,800	3,676,034
E-Commodities Holdings Ltd.(a)	9,224,000	975,254
Envision Greenwise Holdings Ltd.(a)(b)	2,028,000	2,156,855
ESR Group Ltd.(c)	11,675,800	18,607,572
First Pacific Co. Ltd.	15,724,250	10,580,336
Fortune REIT	9,190,000	5,142,287
Futu Holdings Ltd., ADR	361,841	33,401,543
Galaxy Entertainment Group Ltd.	14,598,000	52,722,092
Guotai Junan International Holdings Ltd.	27,273,000	3,512,308
Hang Lung Group Ltd.	685,000	983,298
Hang Lung Properties Ltd.	12,369,000	10,144,326
Hang Seng Bank Ltd.	4,979,900	69,513,343
Health and Happiness H&H International Holdings Ltd.	1,099,500	1,251,750
Henderson Land Development Co. Ltd.	9,082,570	25,757,619
HKBN Ltd.	6,962,500	4,551,342
HKT Trust & HKT Ltd., Class SS	24,421,200	34,750,861
Hong Kong & China Gas Co. Ltd.	72,385,864	65,130,888
Hong Kong Exchanges & Clearing Ltd.	7,673,400	335,248,426
Hongkong Land Holdings Ltd.	7,070,700	34,604,006
Hsin Chong Group Holdings Ltd.(d)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	14,548,000	1,894,564
Hysan Development Co. Ltd.	3,282,000	5,349,971
Jardine Matheson Holdings Ltd.	1,011,900	44,963,834
Johnson Electric Holdings Ltd.(a)	2,563,750	4,670,633
Security	Shares	Value
Hong Kong (continued)
JS Global Lifestyle Co. Ltd.(a)(b)(c)	9,043,500	$2,098,909
Kerry Logistics Network Ltd.	2,870,387	2,315,213
Kerry Properties Ltd.	3,536,000	8,304,054
Link REIT	17,070,319	79,920,761
Luk Fook Holdings International Ltd.	1,727,000	3,768,507
Man Wah Holdings Ltd.	10,363,200	5,507,412
Melco International Development Ltd.(a)(b)	5,699,000	2,361,102
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,206,670	6,214,350
MTR Corp. Ltd.(a)	9,975,500	34,438,680
New World Development Co. Ltd.(a)(b)	9,145,000	5,600,228
NWS Holdings Ltd.	9,202,166	8,714,587
OSL Group Ltd.(a)(b)	2,210,568	3,218,536
Pacific Basin Shipping Ltd.	33,310,000	7,468,813
PAX Global Technology Ltd.	2,999,000	1,805,977
PCCW Ltd.	27,738,000	18,491,660
Power Assets Holdings Ltd.	9,070,500	59,984,996
Realord Group Holdings Ltd.(a)(b)	2,668,000	2,435,587
Sands China Ltd.(b)	16,281,600	29,159,515
Sino Land Co. Ltd.	23,778,000	24,436,653
SITC International Holdings Co. Ltd.	8,617,000	23,832,411
SJM Holdings Ltd.(a)(b)	17,848,000	4,979,129
SmarTone Telecommunications Holdings Ltd.(a)	2,619,500	1,435,463
Stella International Holdings Ltd.(a)	3,279,500	5,877,695
Sun Hung Kai Properties Ltd.	9,364,500	88,835,502
SUNeVision Holdings Ltd.	3,755,000	3,139,598
Swire Pacific Ltd., Class A(a)	2,921,000	25,259,815
Techtronic Industries Co. Ltd.	8,963,000	90,203,469
Theme International Holdings Ltd.(a)	28,730,000	1,444,231
United Laboratories International Holdings Ltd. (The)(a)	6,186,000	11,085,715
Vitasoy International Holdings Ltd.	4,646,000	5,985,975
Viva Goods Co. Ltd.(a)	20,624,000	955,095
Vobile Group Ltd.(a)(b)	9,579,000	4,023,857
VSTECS Holdings Ltd.(a)	2,906,000	2,237,469
VTech Holdings Ltd.(a)	1,050,500	7,057,429
WH Group Ltd.(c)	55,498,500	49,627,163
Wharf Real Estate Investment Co. Ltd.(a)	10,491,000	25,089,745
Wynn Macau Ltd.(a)	10,096,000	6,721,090
Xinyi Glass Holdings Ltd.(a)	11,514,000	10,780,350
Yue Yuen Industrial Holdings Ltd.	5,084,000	7,299,087
		2,377,729,664
Ireland — 0.3%
AIB Group PLC	13,207,719	88,769,878
Bank of Ireland Group PLC	6,175,772	72,512,557
Cairn Homes PLC	3,975,408	8,757,932
Dalata Hotel Group PLC	1,359,266	7,791,617
Glanbia PLC	1,117,252	14,463,042
Glenveagh Properties PLC(b)(c)	1,658,773	3,108,954
Irish Residential Properties REIT PLC	1,762,001	2,038,071
Kerry Group PLC, Class A	955,975	101,201,172
Kingspan Group PLC	981,330	82,808,961
Uniphar PLC	1,091,616	3,676,257
		385,128,441
Israel — 1.2%
Africa Israel Residences Ltd.	36,615	2,422,443
Airport City Ltd.(b)	560,181	8,326,395
Alony Hetz Properties & Investments Ltd.	1,068,007	8,920,554
Amot Investments Ltd.	1,464,620	7,750,108
Ashtrom Group Ltd.	222,969	3,506,369
Azorim-Investment Development & Construction Co. Ltd.(a)	109,767	505,785

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Azrieli Group Ltd.	287,486	$20,930,238
Bank Hapoalim BM	8,081,025	118,537,250
Bank Leumi Le-Israel BM	9,644,513	136,962,002
Bet Shemesh Engines Holdings 1997 Ltd.(b)	27,190	3,631,261
Bezeq The Israeli Telecommunication Corp. Ltd.	13,936,276	21,192,013
Big Shopping Centers Ltd.(b)	98,981	14,452,380
Blue Square Real Estate Ltd.	6,905	588,037
Camtek Ltd./Israel(a)	193,392	12,842,118
Cellcom Israel Ltd.(b)	763,969	4,837,789
Cellebrite DI Ltd.(b)	619,681	12,263,487
Check Point Software Technologies Ltd.(b)	566,777	124,441,558
Clal Insurance Enterprises Holdings Ltd.	433,237	11,887,210
CyberArk Software Ltd.(b)	297,888	104,904,238
Danel Adir Yeoshua Ltd.	35,389	3,824,673
Danya Cebus Ltd.	50,223	1,449,030
Delek Automotive Systems Ltd.(b)	346,933	2,500,070
Delek Group Ltd.	67,800	10,816,445
Delta Galil Ltd.	52,766	2,488,085
El Al Israel Airlines(a)(b)	2,100,064	6,418,878
Elbit Systems Ltd.	174,592	67,127,140
Elco Ltd.	20,036	889,297
Electra Consumer Products 1970 Ltd.	77,269	2,128,025
Electra Ltd./Israel(a)	12,000	6,347,855
Electra Real Estate Ltd.(a)	77,709	964,336
Energix-Renewable Energies Ltd.	1,993,762	5,904,748
Enlight Renewable Energy Ltd.(b)	815,381	13,206,580
Equital Ltd.(b)	130,545	4,896,449
Fattal Holdings 1998 Ltd.(b)	42,093	5,497,158
FIBI Holdings Ltd.	109,632	6,349,083
First International Bank Of Israel Ltd. (The)	458,756	25,196,884
Fiverr International Ltd.(a)(b)	202,322	5,149,095
Formula Systems 1985 Ltd.	53,114	4,689,484
Fox Wizel Ltd.	54,178	4,556,792
G City Ltd.	858,985	2,976,768
Gav-Yam Lands Corp. Ltd.	0	2
Global-e Online Ltd.(b)	647,356	23,246,554
Harel Insurance Investments & Financial Services Ltd.	1,045,227	17,373,712
Hilan Ltd.	67,018	4,278,798
ICL Group Ltd.	5,049,017	33,704,330
Inmode Ltd.(a)(b)	473,405	6,675,011
Isracard Ltd.	1,197,214	5,637,990
Israel Canada T.R Ltd.	972,348	3,164,979
Israel Corp Ltd.	30,686	9,659,770
Israel Discount Bank Ltd., Class A	7,922,872	59,179,751
Isras Holdings Ltd., NVS(b)	17,346	1,866,117
Isras Investment Co. Ltd.	10,405	2,243,980
Ituran Location and Control Ltd.	168,791	6,066,349
Kenon Holdings Ltd./Singapore	158,635	4,884,495
Kornit Digital Ltd.(b)	314,632	5,940,252
M Yochananof & Sons Ltd.(a)	4,678	316,379
Magic Software Enterprises Ltd.	161,754	2,237,042
Matrix IT Ltd.	206,422	5,052,596
Mega Or Holdings Ltd.	124,331	4,227,508
Melisron Ltd.	193,597	16,470,704
Menora Mivtachim Holdings Ltd.	73,562	3,896,355
Migdal Insurance & Financial Holdings Ltd.	4,089,443	7,864,801
Mivne Real Estate KD Ltd.	4,094,570	11,947,045
Mizrahi Tefahot Bank Ltd.	1,024,243	51,865,094
Monday.com Ltd.(b)	237,957	66,863,537
Nayax Ltd.(b)	40,229	1,688,975
Next Vision Stabilized Systems Ltd., NVS	373,150	9,829,486
Security	Shares	Value
Israel (continued)
Nice Ltd.(b)	403,102	$62,974,193
Nova Ltd.(b)	190,630	36,805,486
Oddity Tech Ltd., Class A, NVS(a)(b)	216,075	13,275,648
Oil Refineries Ltd.	19,591,268	4,918,859
One Software Technologies Ltd.	233,451	4,410,402
OPC Energy Ltd.(a)(b)	946,754	8,942,573
OY Nofar Energy Ltd.(a)(b)	101,454	2,374,586
Partner Communications Co. Ltd.	901,055	5,986,342
Paz Retail & Energy Ltd.	74,854	10,569,047
Phoenix Financial Ltd.	1,035,217	20,386,576
Prashkovsky Investments and Construction Ltd.	14,455	372,494
Radware Ltd.(b)	293,090	6,993,127
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	85,735	6,559,640
Reit 1 Ltd.	1,133,295	5,885,953
Retailors Ltd.	70,516	1,453,900
Riskified Ltd., Class A(a)(b)	519,231	2,383,270
Sapiens International Corp. NV	206,747	5,673,069
Sella Capital Real Estate Ltd.	1,368,423	3,348,707
Shapir Engineering and Industry Ltd.	921,411	6,427,455
Shikun & Binui Ltd.(a)(b)	2,118,533	6,940,232
Shufersal Ltd.	1,643,064	15,383,784
SimilarWeb Ltd.(b)	199,728	1,505,949
Strauss Group Ltd.	394,927	8,938,254
Summit Real Estate Holdings Ltd.	111,863	1,650,085
Tadiran Group Ltd.	22,396	1,243,369
Tel Aviv Stock Exchange Ltd.	637,202	7,834,574
Teva Pharmaceutical Industries Ltd., ADR(b)	7,193,778	111,575,497
Tower Semiconductor Ltd.(b)	724,450	26,477,730
Wix.com Ltd.(a)(b)	338,061	57,331,765
YH Dimri Construction & Development Ltd.	31,933	2,694,508
ZIM Integrated Shipping Services Ltd.	769,473	11,811,411
		1,631,588,207
Italy — 3.1%
A2A SpA	9,848,605	25,047,660
ACEA SpA	363,623	8,542,463
Amplifon SpA	780,424	14,936,493
Ariston Holding NV	495,575	2,231,053
Ascopiave SpA	423,805	1,586,023
Azimut Holding SpA	735,166	20,429,619
Banca Generali SpA	434,354	25,769,230
Banca IFIS SpA	194,996	4,885,855
Banca Monte dei Paschi di Siena SpA	5,836,985	49,362,078
Banca Popolare di Sondrio SpA	2,704,550	33,890,385
Banco BPM SpA	8,199,014	91,521,638
BFF Bank SpA(c)	1,079,857	10,230,355
BPER Banca SpA	6,418,196	52,129,126
Brembo NV	1,044,092	9,762,985
Brunello Cucinelli SpA	228,619	25,811,008
Buzzi SpA	582,966	30,549,181
Carel Industries SpA(a)(c)	224,603	4,493,439
CIR SpA-Compagnie Industriali(b)	3,958,914	2,626,570
Credito Emiliano SpA	617,121	8,484,055
d'Amico International Shipping SA, NVS	288,448	1,069,782
Danieli & C Officine Meccaniche SpA	122,562	4,221,109
Davide Campari-Milano NV(a)	3,930,258	26,372,968
De' Longhi SpA	463,414	14,341,181
DiaSorin SpA	152,964	17,480,223
El.En. SpA	261,953	2,634,769
Enav SpA(c)	1,614,697	7,150,164
Enel SpA	52,013,925	450,907,319
Eni SpA	13,976,569	200,165,965

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
ERG SpA	396,762	$8,116,864
Ferrari NV	808,536	370,132,218
Fila SpA	68,179	888,254
Fincantieri SpA(b)	596,617	7,772,798
FinecoBank Banca Fineco SpA	3,834,240	76,726,690
Generali	5,942,488	217,184,480
GVS SpA(b)(c)	404,041	1,962,200
Hera SpA	5,004,774	23,693,734
Industrie De Nora SpA	215,026	1,552,335
Infrastrutture Wireless Italiane SpA(c)	2,019,629	24,118,696
Interpump Group SpA	471,906	16,185,325
Intesa Sanpaolo SpA	95,973,112	512,331,826
Iren SpA	4,561,435	13,022,575
Italgas SpA	3,060,768	25,147,324
Iveco Group NV	1,177,088	18,805,264
Juventus Football Club SpA, NVS(a)(b)	839,244	2,937,347
Leonardo SpA	2,590,491	134,675,282
Lottomatica Group SpA	972,669	22,170,837
LU-VE SpA, NVS	53,077	1,717,067
Maire SpA	1,263,784	13,649,567
MARR SpA(a)	272,751	3,017,258
Mediobanca Banca di Credito Finanziario SpA	3,200,311	65,459,227
MFE-MediaForEurope NV, Class A	1,868,543	6,796,415
MFE-MediaForEurope NV, Class B, NVS	401,384	1,953,466
Moncler SpA	1,502,065	92,708,761
Nexi SpA(b)(c)	3,258,921	19,035,549
OVS SpA(c)	1,135,150	4,097,059
Pharmanutra SpA	22,915	1,403,480
Piaggio & C SpA	1,699,331	3,335,883
Pirelli & C SpA(c)	2,434,094	15,048,783
Poste Italiane SpA(c)	3,044,354	61,791,858
Prysmian SpA	1,826,163	100,315,170
RAI Way SpA(c)	276,017	1,888,623
Recordati Industria Chimica e Farmaceutica SpA	718,757	42,412,642
Reply SpA	175,317	31,299,242
Saipem SpA(b)	8,290,406	19,150,584
Salvatore Ferragamo SpA(a)	438,985	2,750,406
Sanlorenzo SpA/Ameglia	50,927	1,634,936
Sesa SpA(a)	38,640	3,265,823
Snam SpA	12,729,591	73,061,227
SOL SpA	247,767	11,297,490
Stellantis NV	12,935,919	120,374,261
Tamburi Investment Partners SpA	461,212	3,948,230
Technogym SpA(c)	814,828	11,010,638
Technoprobe SpA(a)(b)	829,637	5,330,283
Telecom Italia SpA/Milano(a)(b)	63,645,972	25,205,991
Tenaris SA, NVS	2,636,751	43,967,658
Terna - Rete Elettrica Nazionale	8,942,520	88,922,705
UniCredit SpA	8,959,494	521,271,062
Unipol Gruppo SpA	2,446,253	43,877,730
Webuild SpA	2,898,012	10,514,172
Wiit SpA	28,291	495,473
Zignago Vetro SpA	54,792	551,170
		4,076,616,634
Japan — 23.8%
77 Bank Ltd. (The)	506,600	15,877,258
ABC-Mart Inc.	660,500	12,283,966
Acom Co. Ltd.	1,728,400	4,843,151
Activia Properties Inc.	4,518	10,833,507
Adastria Co. Ltd.	167,300	3,418,265
ADEKA Corp.	652,400	11,760,766
Advance Residence Investment Corp.	17,412	17,941,441
Security	Shares	Value
Japan (continued)
Advantest Corp.	4,905,400	$205,222,006
Aeon Co. Ltd.	4,206,700	124,397,054
AEON Financial Service Co. Ltd.	733,900	6,072,975
Aeon Hokkaido Corp.	155,300	950,842
Aeon Mall Co. Ltd.	659,600	12,656,146
AEON REIT Investment Corp.	12,600	11,027,269
AGC Inc.	1,257,700	39,267,771
Ai Holdings Corp.	198,700	2,940,399
Aica Kogyo Co. Ltd.	337,900	7,833,977
Aichi Financial Group Inc., NVS	219,200	4,199,931
Aiful Corp.	2,326,900	5,813,331
Ain Holdings Inc.	164,600	6,344,400
Air Water Inc.	1,132,000	15,436,408
Aisin Corp.	3,312,800	42,076,920
Ajinomoto Co. Inc.	5,878,200	120,233,136
Alfresa Holdings Corp.	1,024,600	15,467,497
Alpen Co. Ltd.	59,400	989,933
Alps Alpine Co. Ltd.	1,142,876	11,609,608
Amada Co. Ltd.	2,059,000	20,616,823
Amano Corp.	502,700	14,636,686
ANA Holdings Inc.	1,042,900	20,033,510
Anritsu Corp.	854,600	8,542,934
Anycolor Inc.	221,900	5,721,416
AOKI Holdings Inc.	174,700	1,556,683
Aozora Bank Ltd.	709,800	9,800,231
Appier Group Inc.(a)	391,900	3,457,740
Arata Corp.	53,100	1,183,267
Arclands Corp.	237,300	2,884,661
Arcs Co. Ltd.	188,700	3,796,404
ARE Holdings Inc.	527,900	6,558,673
Argo Graphics Inc.	20,200	714,173
Ariake Japan Co. Ltd.	99,600	4,184,863
Artience Co. Ltd.	207,400	4,280,053
As One Corp.	335,000	5,309,295
Asahi Group Holdings Ltd.	9,279,400	128,262,548
Asahi Intecc Co. Ltd.	1,394,600	21,441,689
Asahi Kasei Corp.	7,891,100	54,991,031
Asics Corp.	4,182,500	89,898,837
ASKUL Corp.	233,300	2,483,125
Astellas Pharma Inc.	11,523,600	115,399,003
Atom Corp.(a)(b)	868,600	3,978,668
Autobacs Seven Co. Ltd.	622,200	6,456,872
Awa Bank Ltd. (The)	170,700	3,281,812
Axial Retailing Inc.	86,800	660,293
Azbil Corp.	2,986,400	25,716,758
AZ-COM MARUWA Holdings Inc.	286,000	2,645,690
Bandai Namco Holdings Inc.	3,796,800	131,948,354
BayCurrent Inc.	849,300	45,763,315
Belc Co. Ltd.	48,000	2,373,698
Bell System24 Holdings Inc.	105,500	873,080
Belluna Co. Ltd.	160,500	1,100,054
Bic Camera Inc.	717,500	7,694,172
BIPROGY Inc.	524,800	17,138,998
BML Inc.	132,100	2,755,382
Bridgestone Corp.	3,662,400	153,143,813
Brother Industries Ltd.	1,522,700	26,759,275
Bunka Shutter Co. Ltd.	76,900	1,100,920
C Uyemura & Co. Ltd.	58,000	3,753,524
Calbee Inc.	553,300	11,129,515
Canon Electronics Inc.	97,100	1,582,479
Canon Inc.	5,965,600	184,096,779
Canon Marketing Japan Inc.	279,500	9,894,261

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Capcom Co. Ltd.	2,285,100	$66,154,804
Casio Computer Co. Ltd.	1,280,300	10,012,680
Central Glass Co. Ltd.	129,400	2,707,320
Central Japan Railway Co.	4,911,600	103,358,995
Change Holdings Inc.(a)	236,600	2,246,460
Chiba Bank Ltd. (The)	3,698,400	32,884,245
Chiyoda Corp.(b)	955,900	2,286,639
Chubu Electric Power Co. Inc.	4,131,200	53,644,956
Chudenko Corp.	28,900	710,652
Chugai Pharmaceutical Co. Ltd.	4,307,500	248,152,967
Chugin Financial Group Inc., NVS	971,300	10,911,691
Chugoku Electric Power Co. Inc. (The)	1,960,700	10,423,217
Chugoku Marine Paints Ltd.	189,000	2,745,177
Citizen Watch Co. Ltd.	1,578,800	9,132,641
CKD Corp.	468,700	6,831,855
Coca-Cola Bottlers Japan Holdings Inc.	841,750	15,813,792
Colowide Co. Ltd.(a)	605,900	7,631,905
Comforia Residential REIT Inc.	5,858	11,388,052
COMSYS Holdings Corp.	738,800	16,374,808
Concordia Financial Group Ltd.	6,727,500	43,513,162
Cosmo Energy Holdings Co. Ltd.	451,700	18,538,691
Cosmos Pharmaceutical Corp.	255,700	16,451,633
Cover Corp.(b)	210,100	3,221,272
CRE Logistics REIT Inc.	4,531	4,547,791
Create Restaurants Holdings Inc.	784,000	7,642,855
Create SD Holdings Co. Ltd.	158,600	3,379,205
Credit Saison Co. Ltd.	922,400	21,540,739
CyberAgent Inc.	2,879,000	24,644,309
Cybozu Inc.	172,700	3,582,020
Dai Nippon Printing Co. Ltd.	2,659,900	37,075,619
Daicel Corp.	1,500,500	12,772,499
Daido Steel Co. Ltd.	765,700	5,769,488
Daifuku Co. Ltd.	2,063,800	54,596,725
Daihen Corp.	117,100	5,166,974
Dai-ichi Life Holdings Inc.	23,139,500	167,077,520
Daiichi Sankyo Co. Ltd.	11,231,100	287,298,387
Daiichikosho Co. Ltd.	482,600	5,643,967
Daikin Industries Ltd.	1,695,300	193,134,043
Daikokutenbussan Co. Ltd.	41,600	2,208,072
Daio Paper Corp.	555,700	3,545,370
Daiseki Co. Ltd.	268,720	6,848,543
Daishi Hokuetsu Financial Group Inc.	371,800	8,140,183
Daito Trust Construction Co. Ltd.	365,900	40,738,217
Daiwa House Industry Co. Ltd.	3,777,100	136,666,517
Daiwa House REIT Investment Corp.	15,364	25,734,282
Daiwa Industries Ltd.	16,200	185,565
Daiwa Office Investment Corp.	3,368	7,215,921
Daiwa Securities Group Inc.	8,446,400	55,542,883
Daiwa Securities Living Investments Corp.	14,309	9,034,495
Daiwabo Holdings Co. Ltd.	570,600	9,661,980
DCM Holdings Co. Ltd.	736,300	7,001,163
DeNA Co. Ltd.(a)(b)	510,400	13,799,001
Denka Co. Ltd.	530,800	7,243,797
Denso Corp.	12,116,300	156,444,807
Dentsu Group Inc.	1,254,900	26,310,381
Dentsu Soken Inc.	141,600	6,200,951
Dexerials Corp.	1,042,900	12,253,096
DIC Corp.	562,600	10,979,076
Digital Arts Inc.	62,000	3,068,586
Digital Garage Inc.	175,900	5,529,783
Dip Corp.	219,600	3,190,895
Disco Corp.	590,400	114,230,280
Security	Shares	Value
Japan (continued)
DMG Mori Co. Ltd.	858,700	$14,925,674
Doshisha Co. Ltd.	83,500	1,308,657
Doutor Nichires Holdings Co. Ltd.	185,500	3,474,514
Dowa Holdings Co. Ltd.	302,100	9,692,752
DTS Corp.	207,400	5,898,843
Duskin Co. Ltd.	246,900	6,489,944
DyDo Group Holdings Inc.	71,400	1,459,050
Earth Corp.	83,800	3,017,624
East Japan Railway Co.	5,799,600	125,717,187
Ebara Corp.	3,023,200	45,413,851
EDION Corp.	640,100	8,542,091
eGuarantee Inc.	173,000	2,145,930
Eiken Chemical Co. Ltd.	150,300	2,336,628
Eisai Co. Ltd.	1,689,200	48,824,578
Eizo Corp.	205,600	2,941,669
Elecom Co. Ltd.	228,600	2,682,246
Electric Power Development Co. Ltd.	914,900	16,061,477
en Japan Inc.	175,600	2,016,310
ENEOS Holdings Inc.	17,329,550	83,428,411
ES-Con Japan Ltd.	88,800	661,154
Exedy Corp.	203,000	6,095,865
EXEO Group Inc.	1,188,000	13,872,444
Ezaki Glico Co. Ltd.	304,700	10,052,770
FANUC Corp.	6,049,000	153,521,562
Fast Retailing Co. Ltd.	1,219,900	401,279,729
FCC Co. Ltd.	195,400	4,009,272
Ferrotec Holdings Corp.	298,600	5,155,145
Financial Products Group Co. Ltd.	356,400	5,624,388
Food & Life Companies Ltd.	715,900	26,492,025
FP Corp.	273,900	5,906,423
Freee KK(a)(b)	266,300	7,524,296
Frontier Real Estate Investment Corp.	15,889	8,820,812
Fuji Co. Ltd./Ehime	201,900	2,949,681
Fuji Corp./Aichi	556,400	8,274,234
Fuji Electric Co. Ltd.	865,200	38,472,611
Fuji Kyuko Co. Ltd.	122,100	1,781,740
Fuji Media Holdings Inc.	320,400	6,634,646
Fuji Oil Holdings Inc.	260,800	5,721,528
Fuji Seal International Inc.	234,400	4,185,219
Fuji Soft Inc.	154,326	10,598,084
FUJIFILM Holdings Corp.	7,160,300	146,659,915
Fujikura Ltd.	1,636,700	60,896,491
Fujimi Inc.	329,700	4,315,529
Fujita Kanko Inc.	41,700	2,633,948
Fujitec Co. Ltd.	528,200	20,693,958
Fujitsu General Ltd.	492,200	9,661,875
Fujitsu Ltd.	11,192,600	248,648,685
Fukuoka Financial Group Inc.	1,071,480	28,308,780
Fukuoka REIT Corp.	6,330	6,925,888
Fukushima Galilei Co. Ltd.	21,000	421,410
Fukuyama Transporting Co. Ltd.	97,800	2,426,512
Funai Soken Holdings Inc.	169,100	2,703,372
Furukawa Electric Co. Ltd.	447,300	14,126,449
Fuso Chemical Co. Ltd.	100,100	2,428,952
Future Corp.	234,800	2,960,629
Fuyo General Lease Co. Ltd.	252,300	7,040,301
GENDA Inc.(a)(b)	325,600	2,495,498
Genky DrugStores Co. Ltd.	60,600	1,553,959
Global One Real Estate Investment Corp.	8,139	6,796,057
Glory Ltd.	228,300	4,019,835
GLP J-REIT	31,222	26,930,426
GMO Financial Holdings Inc.	110,300	593,778

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
GMO internet group Inc.	536,800	$12,622,980
GMO Payment Gateway Inc.	267,000	16,723,088
GNI Group Ltd.(a)(b)	344,100	5,696,626
Goldcrest Co. Ltd.	69,500	1,595,476
Goldwin Inc.	136,500	7,825,856
Gree Inc.	565,700	2,124,170
GS Yuasa Corp.	533,900	9,377,894
GungHo Online Entertainment Inc.	250,530	5,301,356
Gunma Bank Ltd. (The)	2,536,800	21,156,292
Gunze Ltd.	161,400	2,902,036
H.U. Group Holdings Inc.	304,900	5,982,584
H2O Retailing Corp.	646,800	8,846,745
Hachijuni Bank Ltd. (The)	2,528,400	19,084,337
Hakuhodo DY Holdings Inc.	1,401,900	10,540,065
Hakuto Co. Ltd.	66,300	1,822,182
Hamamatsu Photonics KK	1,898,500	17,555,623
Hankyu Hanshin Holdings Inc.	1,445,300	41,223,102
Hankyu Hanshin REIT Inc.	5,343	5,398,740
Hanwa Co. Ltd.	202,800	6,723,807
Harmonic Drive Systems Inc.	366,800	8,622,604
Haseko Corp.	1,583,000	22,609,380
Hazama Ando Corp.	1,220,600	12,156,693
Heiwa Corp.	492,500	7,666,167
Heiwa Real Estate Co. Ltd.	160,000	5,272,612
Heiwa Real Estate REIT Inc.	7,841	7,221,448
Heiwado Co. Ltd.	160,000	2,978,896
Hiday Hidaka Corp.	121,200	2,641,463
Hikari Tsushin Inc.	116,000	32,175,792
Hino Motors Ltd.(b)	1,799,600	5,722,485
Hioki EE Corp	46,500	1,854,086
Hirogin Holdings Inc.	1,784,000	14,828,537
Hirose Electric Co. Ltd.	174,145	19,698,134
HIS Co. Ltd.	299,200	3,565,861
Hisamitsu Pharmaceutical Co. Inc.	307,200	9,321,359
Hitachi Construction Machinery Co. Ltd.	692,800	20,704,243
Hitachi Ltd.	29,713,700	734,389,321
Hogy Medical Co. Ltd.	126,600	3,623,530
Hokkaido Electric Power Co. Inc.	1,130,100	5,369,264
Hokkoku Financial Holdings Inc.	114,900	4,281,918
Hokuetsu Corp.(a)	884,700	6,770,937
Hokuhoku Financial Group Inc.	794,000	14,239,787
Hokuriku Electric Power Co.	1,037,600	5,332,366
Honda Motor Co. Ltd.	28,783,200	292,861,568
Horiba Ltd.	214,800	14,681,975
Hoshino Resorts REIT Inc.	3,686	5,670,444
Hoshizaki Corp.	698,300	29,688,995
Hosiden Corp.	450,600	6,049,844
House Foods Group Inc.	478,600	9,384,129
Hoya Corp.	2,230,400	262,442,430
Hulic Co. Ltd.	3,066,100	32,061,911
Hulic REIT Inc.	8,727	8,932,865
Hyakugo Bank Ltd. (The)	1,497,800	7,260,552
Ibiden Co. Ltd.	768,600	21,306,526
Ichibanya Co. Ltd.	542,800	3,609,742
Ichigo Inc.	1,901,600	5,128,237
Ichigo Office REIT Investment Corp.	9,422	5,501,377
Idec Corp./Japan	160,400	2,569,789
Idemitsu Kosan Co. Ltd.	5,777,740	35,804,723
IDOM Inc.	299,700	2,307,950
IHI Corp.	913,900	71,587,745
Iida Group Holdings Co. Ltd.	909,600	14,397,876
Iino Kaiun Kaisha Ltd.(a)	776,000	5,655,735
Security	Shares	Value
Japan (continued)
Imperial Hotel Ltd.(a)	260,800	$1,640,708
Inaba Denki Sangyo Co. Ltd.	233,900	6,161,672
Inabata & Co. Ltd.	236,800	5,081,163
Industrial & Infrastructure Fund Investment Corp.	17,419	14,249,885
Infomart Corp.	1,339,200	3,569,557
Infroneer Holdings Inc.	1,622,556	13,839,276
Inpex Corp.	5,682,300	71,082,685
Insource Co. Ltd.	279,400	1,789,041
Internet Initiative Japan Inc.	669,100	12,407,374
Invincible Investment Corp.	49,887	20,618,688
Ise Chemicals Corp.(a)	14,100	2,204,363
Isetan Mitsukoshi Holdings Ltd.	2,145,400	27,577,978
Isuzu Motors Ltd.	3,572,500	48,044,528
Ito En Ltd.	376,600	9,009,875
ITOCHU Corp.	7,620,800	389,750,083
Itochu Enex Co. Ltd.	263,900	2,848,226
Itoham Yonekyu Holdings Inc.	179,480	5,624,964
Iwatani Corp.	1,202,900	11,517,627
Iyogin Holdings Inc., NVS	1,814,300	21,044,449
Izumi Co. Ltd.	158,100	3,639,928
J Front Retailing Co. Ltd.	1,560,200	19,097,078
JAC Recruitment Co. Ltd.	234,000	1,360,399
Jaccs Co. Ltd.	127,000	3,363,604
JAFCO Group Co. Ltd.	315,000	5,304,293
Japan Airlines Co. Ltd.	992,400	17,979,715
Japan Airport Terminal Co. Ltd.	388,000	11,160,025
Japan Aviation Electronics Industry Ltd.	263,100	4,214,615
Japan Elevator Service Holdings Co. Ltd.	450,100	9,730,786
Japan Excellent Inc.	8,303	7,501,847
Japan Exchange Group Inc.	6,319,200	70,305,914
Japan Hotel REIT Investment Corp.	33,166	16,400,922
Japan Lifeline Co. Ltd.	498,900	5,341,727
Japan Logistics Fund Inc.	19,836	12,972,129
Japan Material Co. Ltd.	375,000	3,143,707
Japan Metropolitan Fund Invest	47,668	31,760,203
Japan Petroleum Exploration Co. Ltd.	955,100	6,856,033
Japan Post Bank Co. Ltd.	11,443,700	117,663,475
Japan Post Holdings Co. Ltd.	12,437,400	120,894,797
Japan Post Insurance Co. Ltd.	1,202,500	24,174,046
Japan Prime Realty Investment Corp.	5,789	14,296,915
Japan Real Estate Investment Corp.	42,637	33,837,264
Japan Securities Finance Co. Ltd.	870,900	10,420,966
Japan Steel Works Ltd. (The)	409,700	16,881,751
Japan Tobacco Inc.	7,653,800	235,798,553
Japan Wool Textile Co. Ltd. (The)	72,800	753,574
JCU Corp.	101,300	2,237,010
Jeol Ltd.	278,900	8,969,770
JFE Holdings Inc.	3,628,200	42,254,083
JGC Holdings Corp.	1,411,100	11,285,846
JINS Holdings Inc.	78,000	4,891,642
JMDC Inc.(b)	178,300	4,022,754
Joyful Honda Co. Ltd.	287,200	4,075,058
JTEKT Corp.	1,302,000	10,055,430
Juroku Financial Group Inc.	161,100	5,449,541
Justsystems Corp.	193,100	4,621,423
JVCKenwood Corp.	966,100	7,210,076
Kadokawa Corp.	583,100	15,681,227
Kaga Electronics Co. Ltd.	169,300	3,032,310
Kagome Co. Ltd.	592,600	12,197,214
Kajima Corp.	2,609,500	62,308,706
Kakaku.com Inc.	847,200	14,983,464
Kaken Pharmaceutical Co. Ltd.	176,000	5,011,032

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kameda Seika Co. Ltd.	25,800	$715,393
Kamigumi Co. Ltd.	668,000	16,352,325
Kanadevia Corp.	1,111,500	7,129,112
Kanamoto Co. Ltd.	156,500	3,509,051
Kandenko Co. Ltd.	676,800	13,415,916
Kaneka Corp.	240,500	5,877,635
Kanematsu Corp.	650,500	11,296,931
Kansai Electric Power Co. Inc. (The)	6,093,100	75,069,651
Kansai Paint Co. Ltd.	948,300	14,294,003
Kao Corp.	2,999,700	128,451,730
Kasumigaseki Capital Co. Ltd.(a)	55,000	4,746,681
Katitas Co. Ltd.	271,300	3,930,883
Kato Sangyo Co. Ltd.	82,500	2,886,277
Kawasaki Heavy Industries Ltd.	985,200	58,768,816
Kawasaki Kisen Kaisha Ltd.	2,390,800	32,788,159
KDDI Corp.	19,592,800	347,255,098
KDX Realty Investment Corp.	28,340	29,512,345
KeePer Technical Laboratory Co. Ltd.(a)	85,400	2,480,377
Keihan Holdings Co. Ltd.	627,800	15,375,986
Keihanshin Building Co. Ltd.	92,600	975,451
Keikyu Corp.	1,401,900	14,589,097
Keio Corp.	645,300	17,553,460
Keisei Electric Railway Co. Ltd.	2,444,600	25,330,722
Keiyo Bank Ltd. (The)	660,300	3,848,165
Kewpie Corp.	655,800	14,916,379
Keyence Corp.	1,248,600	522,029,057
KH Neochem Co. Ltd.	191,800	3,399,207
Kikkoman Corp.	4,391,800	42,992,085
Kinden Corp.	846,200	21,903,248
Kintetsu Group Holdings Co. Ltd.	1,151,900	24,803,267
Kirin Holdings Co. Ltd.	4,918,900	74,406,629
Kissei Pharmaceutical Co. Ltd.	164,600	4,319,766
Kitz Corp.	596,100	4,546,225
Kiyo Bank Ltd. (The)	499,900	8,496,578
Kobayashi Pharmaceutical Co. Ltd.	302,900	11,555,609
Kobe Bussan Co. Ltd.	969,900	29,640,265
Kobe Steel Ltd.	2,476,000	29,038,237
Koei Tecmo Holdings Co. Ltd.	765,132	13,126,092
Kohnan Shoji Co. Ltd.	154,100	4,060,353
Koito Manufacturing Co. Ltd.	1,328,200	16,087,882
Kokusai Electric Corp., NVS	986,900	18,223,250
Kokuyo Co. Ltd.	693,400	14,209,400
Komatsu Ltd.	5,755,500	166,446,555
KOMEDA Holdings Co. Ltd.	318,400	6,436,108
Komeri Co. Ltd.	118,700	2,529,466
Konami Group Corp.	650,600	92,916,040
Konica Minolta Inc.(b)	2,951,100	9,057,830
Konishi Co. Ltd.	215,100	1,689,860
Konoike Transport Co. Ltd.	44,600	818,842
Kose Corp.	211,600	9,126,503
Koshidaka Holdings Co. Ltd.	273,000	1,943,609
Kotobuki Spirits Co. Ltd.	664,900	9,896,618
K's Holdings Corp.	963,000	9,222,677
Kubota Corp.	6,200,700	72,054,545
Kumagai Gumi Co. Ltd.	178,300	5,313,403
Kumiai Chemical Industry Co. Ltd.	623,427	3,328,730
Kura Sushi Inc.(a)	137,700	3,071,565
Kuraray Co. Ltd.	1,827,500	21,347,916
Kureha Corp.	268,200	4,694,398
Kurita Water Industries Ltd.	668,100	22,119,221
Kusuri no Aoki Holdings Co. Ltd.	303,500	7,228,121
KYB Corp.	208,500	4,262,156
Security	Shares	Value
Japan (continued)
Kyocera Corp.	8,234,800	$97,596,605
Kyoei Steel Ltd.	84,500	1,191,054
Kyokuto Kaihatsu Kogyo Co. Ltd.	156,400	2,627,165
Kyorin Pharmaceutical Co. Ltd.	496,000	5,128,328
Kyoritsu Maintenance Co. Ltd.(a)	384,700	8,164,850
Kyoto Financial Group Inc.	1,404,800	24,112,701
Kyowa Kirin Co. Ltd.	1,624,200	25,361,240
Kyudenko Corp.	269,000	9,035,452
Kyushu Electric Power Co. Inc.	2,727,100	24,306,146
Kyushu Financial Group Inc.	2,291,400	11,566,941
Kyushu Railway Co.	877,800	22,718,627
LaSalle Logiport REIT	12,023	11,469,304
Lasertec Corp.	515,700	47,944,797
Leopalace21 Corp.	1,103,000	4,518,714
Life Corp.	233,000	3,375,080
Lifenet Insurance Co.(a)(b)	325,300	4,071,973
Lintec Corp.	220,900	4,225,542
Lion Corp.	1,756,000	21,523,230
Lixil Corp.	1,849,800	21,797,322
LY Corp.	18,577,300	70,259,729
M&A Capital Partners Co. Ltd.	79,200	1,523,965
M&A Research Institute Holdings Inc., NVS(a)(b)	192,000	1,724,252
M3 Inc.(b)	2,867,200	35,933,438
Mabuchi Motor Co. Ltd.	642,000	9,379,094
Macnica Holdings Inc.	865,200	12,029,284
Maeda Kosen Co. Ltd.	156,300	2,228,238
Makino Milling Machine Co. Ltd.	136,600	10,771,115
Makita Corp.	1,547,300	45,249,317
Mani Inc.	552,700	4,450,824
Marubeni Corp.	9,045,900	160,371,653
Maruha Nichiro Corp.	237,500	5,426,754
Marui Group Co. Ltd.	1,101,700	21,929,883
Maruichi Steel Tube Ltd.	320,500	7,571,460
Maruwa Co. Ltd./Aichi	59,100	12,152,522
Matsuda Sangyo Co. Ltd.	45,300	1,152,268
Matsui Securities Co. Ltd.	785,000	4,048,030
MatsukiyoCocokara & Co.	2,175,250	39,930,244
Max Co. Ltd.	95,800	2,825,330
Maxell Ltd.	478,600	5,866,091
Maxvalu Tokai Co. Ltd.	2,500	53,047
Mazda Motor Corp.	3,846,600	22,998,091
McDonald's Holdings Co. Japan Ltd.	588,100	24,866,857
MCJ Co. Ltd.	288,000	2,692,452
Mebuki Financial Group Inc.	6,315,610	30,858,862
Medipal Holdings Corp.	1,112,800	18,857,147
Medley Inc.(a)(b)	150,800	3,638,133
Megachips Corp.	74,800	2,433,714
Megmilk Snow Brand Co. Ltd.	271,900	4,999,612
Meidensha Corp.	199,800	5,489,003
MEIJI Holdings Co. Ltd.	1,533,200	37,696,546
Meiko Electronics Co. Ltd.	130,500	5,732,527
MEITEC Group Holdings Inc.	499,500	10,252,530
Menicon Co. Ltd.	357,900	3,541,201
Mercari Inc.(b)	755,700	12,246,308
Metaplanet Inc.(a)(b)	1,719,400	4,686,128
METAWATER Co. Ltd.	68,900	982,789
Micronics Japan Co. Ltd.	182,000	3,855,939
Milbon Co. Ltd.	164,500	3,127,954
Minebea Mitsumi Inc.	2,325,659	34,084,911
Mirai Corp.(a)	11,022	3,205,621
Mirait One Corp.	645,200	10,146,430
MISUMI Group Inc.	1,858,900	26,041,801

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitani Sekisan Co. Ltd.	15,000	$711,662
Mitsubishi Chemical Group Corp.	8,539,400	41,514,769
Mitsubishi Corp.	21,906,500	415,929,506
Mitsubishi Electric Corp.	12,200,800	236,029,283
Mitsubishi Estate Co. Ltd.	6,847,800	120,288,285
Mitsubishi Estate Logistics REIT Investment Corp.	10,206	8,333,067
Mitsubishi Gas Chemical Co. Inc.	976,400	14,876,880
Mitsubishi HC Capital Inc.	5,876,970	41,574,488
Mitsubishi Heavy Industries Ltd.	20,509,200	404,294,600
Mitsubishi Logisnext Co. Ltd.	172,000	2,416,056
Mitsubishi Logistics Corp.	2,353,700	16,243,795
Mitsubishi Materials Corp.	781,600	12,327,814
Mitsubishi Motors Corp.	4,360,500	12,071,661
Mitsubishi Pencil Co. Ltd.	169,700	2,633,569
Mitsubishi Research Institute Inc.	24,200	759,911
Mitsubishi Shokuhin Co. Ltd.	78,500	2,938,778
Mitsubishi UFJ Financial Group Inc.	73,346,600	924,102,713
Mitsuboshi Belting Ltd.	166,300	4,170,127
Mitsui & Co. Ltd.	16,164,600	326,866,321
Mitsui Chemicals Inc.	1,133,200	24,901,742
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,605,932
Mitsui E&S Co. Ltd.	628,000	8,012,855
Mitsui Fudosan Co. Ltd.	16,921,300	167,701,025
Mitsui Fudosan Logistics Park Inc.	19,918	14,216,609
Mitsui High-Tec Inc.	683,900	3,194,469
Mitsui Mining & Smelting Co. Ltd.	341,200	9,276,198
Mitsui OSK Lines Ltd.	2,205,500	73,451,578
Mitsui-Soko Holdings Co. Ltd.	338,400	6,974,849
Miura Co. Ltd.	576,600	12,281,830
Mixi Inc.	199,300	4,428,384
Mizuho Financial Group Inc.	15,412,870	385,362,006
Mizuho Leasing Co. Ltd.	740,700	5,457,481
Mizuno Corp.	324,000	5,782,516
Mochida Pharmaceutical Co. Ltd.	134,900	2,920,155
Modec Inc.	297,500	9,028,473
Monex Group Inc.	1,355,100	6,820,700
Money Forward Inc.(b)	276,100	8,270,464
Monogatari Corp. (The)	205,300	5,352,897
MonotaRO Co. Ltd.	1,668,900	32,097,734
Mori Hills REIT Investment Corp.	10,998	10,123,420
Mori Trust REIT Inc.	15,164	6,730,812
Morinaga & Co. Ltd./Japan	473,700	8,446,004
Morinaga Milk Industry Co. Ltd.	458,200	10,888,037
Morita Holdings Corp.	90,400	1,348,877
MOS Food Services Inc.	178,800	4,634,730
MS&AD Insurance Group Holdings Inc.	8,201,900	186,427,526
Murata Manufacturing Co. Ltd.	10,697,200	152,398,290
Musashi Seimitsu Industry Co. Ltd.	323,900	5,570,480
Musashino Bank Ltd. (The)	128,700	2,852,193
Nabtesco Corp.	688,100	10,327,735
Nachi-Fujikoshi Corp.	86,300	1,847,483
Nagase & Co. Ltd.	693,200	12,209,747
Nagawa Co. Ltd.	22,000	947,425
Nagoya Railroad Co. Ltd.	1,127,900	13,754,954
Nakanishi Inc.	504,200	6,582,551
Namura Shipbuilding Co. Ltd.	312,700	4,412,692
Nankai Electric Railway Co. Ltd.	638,500	10,109,339
Nanto Bank Ltd. (The)	137,100	3,754,942
NEC Corp.	7,871,400	191,612,061
Nexon Co. Ltd.	2,234,100	35,052,300
Nextage Co. Ltd.	269,800	3,362,730
Security	Shares	Value
Japan (continued)
NGK Insulators Ltd.	1,469,100	$18,128,710
NH Foods Ltd.	562,400	21,232,457
NHK Spring Co. Ltd.	1,344,900	14,946,226
Nichias Corp.	467,800	15,737,668
Nichicon Corp.	486,100	3,976,433
Nichiden Corp.	67,700	1,352,646
Nichiha Corp.	127,000	2,576,132
Nichirei Corp.	1,383,800	18,982,186
Nidec Corp.	5,378,700	95,586,605
Nifco Inc./Japan	564,000	13,984,862
Nihon Kohden Corp.	1,102,000	13,311,676
Nihon M&A Center Holdings Inc.	1,914,900	7,810,373
Nihon Parkerizing Co. Ltd.	751,200	6,257,636
Nikkon Holdings Co. Ltd.	566,900	11,701,432
Nikon Corp.	1,769,400	17,013,569
Nintendo Co. Ltd.	7,064,200	586,469,822
Nippn Corp., New	309,400	4,876,784
Nippon Accommodations Fund Inc.	14,589	11,901,288
Nippon Building Fund Inc.	50,932	47,275,555
Nippon Densetsu Kogyo Co. Ltd.	109,900	1,670,256
Nippon Electric Glass Co. Ltd.	549,100	12,563,817
Nippon Express Holdings Inc.	1,379,900	24,642,052
Nippon Gas Co. Ltd.	669,600	12,350,622
Nippon Kanzai Holdings Co. Ltd.	42,300	805,247
Nippon Kayaku Co. Ltd.	905,800	8,534,093
Nippon Light Metal Holdings Co. Ltd.	470,060	4,900,812
Nippon Paint Holdings Co. Ltd.	6,192,300	47,177,692
Nippon Paper Industries Co. Ltd.	607,900	4,700,029
Nippon Prologis REIT Inc.	14,852	24,562,602
Nippon REIT Investment Corp.	11,408	6,658,553
Nippon Road Co. Ltd. (The)	136,500	1,869,631
Nippon Sanso Holdings Corp.	1,093,100	34,982,744
Nippon Shinyaku Co. Ltd.	331,900	8,557,839
Nippon Shokubai Co. Ltd.	596,700	6,992,805
Nippon Soda Co. Ltd.	254,600	4,776,840
Nippon Steel Corp.	6,108,308	128,565,871
Nippon Telegraph & Telephone Corp.	190,316,300	198,933,149
Nippon Television Holdings Inc.	313,000	7,248,446
Nippon Yusen KK	2,819,800	92,131,046
Nipro Corp.	886,500	7,855,895
Nishimatsu Construction Co. Ltd.	185,300	6,894,508
Nishimatsuya Chain Co. Ltd.	440,800	6,821,116
Nishi-Nippon Financial Holdings Inc.	920,500	13,522,002
Nishi-Nippon Railroad Co. Ltd.	505,600	7,772,912
Nishio Holdings Co. Ltd.	35,000	1,007,098
Nissan Chemical Corp.	834,200	24,399,202
Nissan Motor Co. Ltd.(b)	14,265,500	33,960,857
Nissan Shatai Co. Ltd.	241,100	1,783,803
Nissha Co. Ltd.	234,500	2,009,611
Nisshin Oillio Group Ltd. (The)	163,200	5,633,544
Nisshin Seifun Group Inc.	1,384,000	17,855,954
Nisshinbo Holdings Inc.	878,500	5,251,410
Nissin Foods Holdings Co. Ltd.	1,265,800	27,909,389
Nissui Corp.	1,985,100	12,073,847
Niterra Co. Ltd.	962,400	29,966,097
Nitori Holdings Co. Ltd.	517,100	61,527,006
Nitta Corp.	100,500	2,583,542
Nittetsu Mining Co. Ltd.	38,600	1,678,658
Nitto Boseki Co. Ltd.	172,000	4,571,301
Nitto Denko Corp.	4,550,600	79,985,039
Nitto Kogyo Corp.	161,600	3,392,455
Noevir Holdings Co. Ltd.	99,700	2,882,407

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NOF Corp.	1,493,000	$22,473,905
Nohmi Bosai Ltd.	49,900	1,161,310
Nojima Corp.	327,400	5,886,556
NOK Corp.	621,700	8,591,156
Nomura Co. Ltd.	631,200	3,810,326
Nomura Holdings Inc.	19,088,700	106,392,029
Nomura Micro Science Co. Ltd.(a)	170,400	2,793,943
Nomura Real Estate Holdings Inc.	3,508,300	20,865,417
Nomura Real Estate Master Fund Inc.	25,577	25,463,390
Nomura Research Institute Ltd.	2,454,140	92,931,975
Noritake Co. Ltd.	128,400	3,346,398
Noritsu Koki Co. Ltd.	107,300	3,388,216
Noritz Corp.	135,500	1,666,153
North Pacific Bank Ltd.	2,296,400	8,028,864
NS Solutions Corp.	376,500	8,932,384
NS United Kaiun Kaisha Ltd.	56,400	1,492,239
NSD Co. Ltd.	608,700	14,330,281
NSK Ltd.	2,426,000	10,597,001
NTN Corp.	2,725,200	4,197,126
NTT Data Group Corp.	4,088,200	81,193,243
NTT UD REIT Investment Corp.	9,820	9,224,134
Nxera Pharma Co. Ltd.(a)(b)	522,500	3,273,827
Obara Group Inc.	63,400	1,475,992
Obayashi Corp.	4,245,200	65,865,019
OBIC Business Consultants Co. Ltd.	176,600	8,489,438
Obic Co. Ltd.	2,098,100	73,457,610
Odakyu Electric Railway Co. Ltd.	1,987,000	21,937,079
Ogaki Kyoritsu Bank Ltd. (The)	193,200	3,135,393
Ohsho Food Service Corp.	217,800	4,926,808
Oiles Corp.	110,500	1,653,274
Oji Holdings Corp.	5,230,300	24,689,800
Okamoto Industries Inc.	43,900	1,547,668
Okamura Corp.	532,800	7,398,005
Okasan Securities Group Inc.	1,352,000	6,036,678
Oki Electric Industry Co. Ltd.	654,000	4,355,814
Okinawa Cellular Telephone Co.	118,400	3,510,778
OKUMA Corp.	259,500	5,830,067
Okumura Corp.	202,500	6,280,900
Olympus Corp.	7,301,500	95,671,490
Omron Corp.	1,125,600	33,413,366
Ono Pharmaceutical Co. Ltd.	2,372,300	27,307,374
Open House Group Co. Ltd.	505,400	22,410,399
Open Up Group Inc.	305,800	3,939,125
Optorun Co. Ltd.	165,200	1,642,114
Oracle Corp./Japan	236,700	28,456,410
Organo Corp.	159,600	7,639,874
Orient Corp.	599,710	3,292,255
Oriental Land Co. Ltd./Japan	6,901,200	146,163,934
ORIX Corp.	7,321,100	146,861,480
Orix JREIT Inc.	17,154	21,605,038
Osaka Gas Co. Ltd.	2,328,300	59,041,169
Osaka Soda Co. Ltd.	481,300	5,017,556
OSG Corp.	521,200	6,195,443
Otsuka Corp.	1,492,200	33,095,590
Otsuka Holdings Co. Ltd.	2,815,700	137,267,546
PAL GROUP Holdings Co. Ltd.	270,100	7,431,754
PALTAC Corp.	164,200	4,553,532
Pan Pacific International Holdings Corp.	2,491,700	76,713,044
Panasonic Holdings Corp.	14,942,600	171,331,290
Paramount Bed Holdings Co. Ltd.	236,800	3,814,474
Park24 Co. Ltd.	820,900	11,630,682
Pasona Group Inc.	126,600	1,963,944
Security	Shares	Value
Japan (continued)
Penta-Ocean Construction Co. Ltd.	1,785,000	$10,239,891
PeptiDream Inc.(b)	641,900	8,738,202
Persol Holdings Co. Ltd.	10,906,800	19,755,184
PHC Holdings Corp.	131,700	888,593
Pigeon Corp.	863,800	10,460,504
PILLAR Corp./Japan	110,600	2,814,123
Pilot Corp.	161,800	4,516,033
Piolax Inc.	126,600	1,941,181
PKSHA Technology Inc.(b)	142,300	2,830,787
Plus Alpha Consulting Co. Ltd.	128,000	1,489,409
Pola Orbis Holdings Inc.	622,200	5,712,438
Prestige International Inc.	360,900	1,694,653
Prima Meat Packers Ltd.	168,500	2,712,067
Raito Kogyo Co. Ltd.	234,900	4,369,019
Raiznext Corp.	161,100	1,683,014
Rakus Co. Ltd.	556,600	8,457,426
Rakuten Bank Ltd., NVS(b)	640,800	26,950,570
Rakuten Group Inc.(b)	9,648,900	56,893,078
Recruit Holdings Co. Ltd.	8,972,100	497,191,185
Relo Group Inc.	613,800	8,110,304
Renesas Electronics Corp.	10,780,900	126,516,643
Rengo Co. Ltd.	1,174,600	6,557,198
Resona Holdings Inc.	13,424,338	107,687,256
Resonac Holdings Corp.	1,108,600	20,163,170
Resorttrust Inc.	1,221,000	12,565,919
Restar Corp.	9,400	147,346
Ricoh Co. Ltd.	3,336,600	35,094,730
Ricoh Leasing Co. Ltd.	65,300	2,514,779
Riken Keiki Co. Ltd.	125,800	2,346,131
Rinnai Corp.	684,700	15,336,213
Riso Kagaku Corp.	136,000	1,163,741
Rohm Co. Ltd.	2,192,300	19,960,863
Rohto Pharmaceutical Co. Ltd.	1,233,800	20,638,012
Roland Corp.	69,400	1,540,626
Rorze Corp.	684,600	6,890,362
Round One Corp.	1,435,400	8,910,046
Royal Holdings Co. Ltd.(a)	169,800	3,093,629
RS Technologies Co. Ltd.	77,000	1,433,556
Ryohin Keikaku Co. Ltd.	1,659,000	56,075,104
Ryoyo Ryosan Holdings Inc.	281,204	4,722,616
S Foods Inc.	48,700	919,677
Saizeriya Co. Ltd.	199,800	6,440,772
Sakai Moving Service Co. Ltd.	61,800	1,057,188
Sakata INX Corp.	49,900	647,648
Sakata Seed Corp.	200,000	4,632,233
Sakura Internet Inc.(a)	148,800	3,467,496
Samty Residential Investment Corp.	733	475,799
San-A Co. Ltd.	253,800	5,039,800
San-Ai Obbli Co. Ltd.	164,000	1,925,902
Sangetsu Corp.	310,800	6,321,312
San-In Godo Bank Ltd. (The)	910,000	8,084,613
Sanken Electric Co. Ltd.(a)(b)	144,400	6,377,543
Sanki Engineering Co. Ltd.	163,300	4,172,474
Sankyo Co. Ltd.	1,215,700	18,503,618
Sankyu Inc.	241,000	10,547,603
Sanrio Co. Ltd.	1,160,200	46,229,561
Sansan Inc.(a)(b)	492,800	6,732,336
Santen Pharmaceutical Co. Ltd.	2,167,300	21,951,244
Sanwa Holdings Corp.	1,276,500	41,898,151
Sanyo Chemical Industries Ltd.	21,100	531,574
Sanyo Denki Co. Ltd.	45,600	3,133,857
Sapporo Holdings Ltd.	463,500	25,739,780

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sawai Group Holdings Co. Ltd.	682,400	$9,832,983
SBI Holdings Inc.	1,788,600	47,030,287
SBI Sumishin Net Bank Ltd., NVS	370,400	10,808,377
SBS Holdings Inc.	58,000	1,164,203
SCREEN Holdings Co. Ltd.	522,500	34,744,688
SCSK Corp.	991,500	25,933,102
Secom Co. Ltd.	2,693,100	99,026,442
Sega Sammy Holdings Inc.	1,047,500	21,985,433
Seibu Holdings Inc.	1,470,100	35,530,379
Seiko Epson Corp.	1,880,900	26,093,864
Seiko Group Corp.	155,000	4,091,488
Seino Holdings Co. Ltd.	669,900	10,543,074
Seiren Co. Ltd.	285,500	4,435,875
Sekisui Chemical Co. Ltd.	2,451,000	42,828,574
Sekisui House Ltd.	3,927,400	90,291,701
Sekisui House REIT Inc.	28,368	15,303,949
Senko Group Holdings Co. Ltd.	784,000	9,319,864
Septeni Holdings Co. Ltd.(a)	342,000	875,365
Seria Co. Ltd.	285,800	5,802,356
Seven & i Holdings Co. Ltd.	14,166,700	208,542,609
Seven Bank Ltd.	4,177,900	7,518,219
SG Holdings Co. Ltd.	1,978,800	20,836,068
Sharp Corp./Japan(b)	1,643,699	9,744,579
Shibaura Machine Co. Ltd.	128,300	3,238,986
Shibaura Mechatronics Corp.	82,900	3,888,198
SHIFT Inc.(b)	1,317,200	12,052,630
Shiga Bank Ltd. (The)	219,700	8,834,157
Shikoku Electric Power Co. Inc.	954,400	7,843,287
Shikoku Kasei Holdings Corp.	125,300	1,614,010
Shimadzu Corp.	1,518,800	38,877,365
Shimamura Co. Ltd.	291,600	19,402,761
Shimano Inc.	489,600	68,977,450
Shimizu Corp.	3,397,700	36,297,927
Shin-Etsu Chemical Co. Ltd.	11,445,000	348,288,162
Shin-Etsu Polymer Co. Ltd.	123,700	1,267,463
Shinmaywa Industries Ltd.	581,800	5,482,365
Shionogi & Co. Ltd.	4,832,300	81,185,114
Ship Healthcare Holdings Inc.	592,600	8,597,127
Shiseido Co. Ltd.	2,551,300	41,946,519
Shizuoka Financial Group Inc., NVS	2,825,500	31,398,477
Shizuoka Gas Co. Ltd.	137,200	1,130,616
SHO-BOND Holdings Co. Ltd.	276,300	9,918,173
Shochiku Co. Ltd.(a)	48,800	4,569,976
Shoei Co. Ltd.	310,300	3,644,459
Showa Sangyo Co. Ltd.	79,900	1,691,948
Simplex Holdings Inc.	168,700	3,570,627
Sinfonia Technology Co. Ltd.	132,000	5,644,178
SKY Perfect JSAT Holdings Inc.	1,484,200	11,998,473
Skylark Holdings Co. Ltd.	1,498,000	31,089,847
SMC Corp.	365,800	118,387,840
SMS Co. Ltd.	522,700	4,844,361
Socionext Inc.	1,163,700	12,516,258
SoftBank Corp.	180,641,800	273,355,279
SoftBank Group Corp.	6,115,800	309,273,760
Sohgo Security Services Co. Ltd.	2,492,900	19,703,035
Sojitz Corp.	1,451,600	34,341,703
Sompo Holdings Inc.	5,679,400	186,120,160
Sony Group Corp.	39,416,200	1,039,909,100
SOSiLA Logistics REIT Inc.	3,743	2,895,685
Sotetsu Holdings Inc.	558,400	8,513,835
Square Enix Holdings Co. Ltd.	542,400	31,363,199
Stanley Electric Co. Ltd.	806,300	15,109,180
Security	Shares	Value
Japan (continued)
Star Asia Investment Corp.	15,177	$5,815,959
Star Micronics Co. Ltd.	222,600	2,552,738
Starts Corp. Inc.	143,300	3,897,499
Subaru Corp.	3,759,800	68,082,150
Sugi Holdings Co. Ltd.	653,100	13,718,907
SUMCO Corp.	2,285,600	15,761,695
Sumitomo Bakelite Co. Ltd.	464,600	10,802,368
Sumitomo Chemical Co. Ltd.	9,450,800	22,845,500
Sumitomo Corp.	6,965,800	170,079,569
Sumitomo Electric Industries Ltd.	4,593,900	73,839,579
Sumitomo Forestry Co. Ltd.	1,024,300	29,493,912
Sumitomo Heavy Industries Ltd.	693,300	14,435,761
Sumitomo Metal Mining Co. Ltd.	1,623,400	36,018,406
Sumitomo Mitsui Financial Group Inc.	23,822,000	568,326,542
Sumitomo Mitsui Trust Group Inc.	4,105,300	101,559,909
Sumitomo Osaka Cement Co. Ltd.	184,200	5,030,240
Sumitomo Pharma Co. Ltd.(b)	1,126,700	6,219,164
Sumitomo Realty & Development Co. Ltd.	1,981,800	73,814,659
Sumitomo Riko Co. Ltd.	125,500	1,435,248
Sumitomo Rubber Industries Ltd.	1,079,200	13,590,651
Sumitomo Warehouse Co. Ltd. (The)	521,100	10,121,953
Sun Corp.(b)	69,500	3,795,106
Sundrug Co. Ltd.	475,700	15,851,407
Suntory Beverage & Food Ltd.	881,300	30,793,361
Suruga Bank Ltd.	795,600	7,047,347
Suzuken Co. Ltd.	383,700	13,862,173
Suzuki Motor Corp.	10,082,100	120,820,431
SWCC Corp.	194,900	8,856,749
Sysmex Corp.	3,195,200	59,312,983
Systena Corp.	2,054,800	5,374,741
T Hasegawa Co. Ltd.	137,000	2,745,745
T&D Holdings Inc.	3,138,600	66,785,025
Tadano Ltd.	708,800	4,910,618
Taihei Dengyo Kaisha Ltd.	57,100	1,952,783
Taiheiyo Cement Corp.	721,100	19,415,879
Taikisha Ltd.	271,400	4,442,270
Taisei Corp.	1,088,000	58,993,523
Taiyo Holdings Co. Ltd.	224,700	8,319,286
Taiyo Yuden Co. Ltd.	790,600	11,924,030
Takamatsu Construction Group Co. Ltd.	75,700	1,533,466
Takara Bio Inc.	282,500	1,617,183
Takara Holdings Inc.	982,600	7,930,622
Takara Leben Real Estate Investment Corp.(a)	7,100	4,226,225
Takasago Thermal Engineering Co. Ltd.	265,800	11,760,061
Takashimaya Co. Ltd.	1,851,400	14,274,569
Takeda Pharmaceutical Co. Ltd.	10,124,880	306,263,454
Takeuchi Manufacturing Co. Ltd.	236,900	7,415,525
Takuma Co. Ltd.	555,800	7,161,557
Tama Home Co. Ltd.	106,200	2,972,916
Tamron Co. Ltd.	228,200	5,159,250
TBS Holdings Inc.	200,200	6,715,780
TDK Corp.	12,483,400	133,215,881
TechMatrix Corp.	187,900	2,683,313
TechnoPro Holdings Inc.	669,100	14,920,666
Teijin Ltd.	1,077,600	9,035,332
Terumo Corp.	8,505,200	162,795,662
THK Co. Ltd.	745,100	18,355,524
Timee Inc.(b)	197,600	2,372,843
TIS Inc.	1,417,300	40,907,776
TKC Corp.	102,100	2,877,905
Toa Corp./Tokyo	358,000	3,458,805
Toagosei Co. Ltd.	728,400	6,853,080

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tobu Railway Co. Ltd.	1,120,700	$20,450,471
Tocalo Co. Ltd.	569,100	6,554,875
Toda Corp.	1,563,300	9,959,655
Toei Animation Co. Ltd.	380,400	9,198,421
Toei Co. Ltd.	185,900	6,810,763
Toenec Corp.	179,500	1,421,557
Toho Bank Ltd. (The)	931,300	2,297,119
Toho Co. Ltd./Tokyo	731,200	41,745,279
Toho Gas Co. Ltd.	494,400	14,788,916
Toho Holdings Co. Ltd.	506,700	16,564,739
Tohoku Electric Power Co. Inc.	3,066,700	22,039,008
Tokai Carbon Co. Ltd.	1,382,500	8,920,979
Tokai Corp./Gifu	56,700	833,936
TOKAI Holdings Corp.	881,500	6,181,305
Tokai Rika Co. Ltd.	269,100	4,007,865
Tokai Tokyo Financial Holdings Inc.	2,106,200	6,956,457
Token Corp.	52,210	4,879,737
Tokio Marine Holdings Inc.	11,540,200	462,558,359
Tokuyama Corp.	468,600	9,565,253
Tokyo Century Corp.	849,100	8,942,155
Tokyo Electric Power Co. Holdings Inc.(b)	9,972,300	30,506,801
Tokyo Electron Device Ltd.	128,600	2,666,095
Tokyo Electron Ltd.	2,867,000	426,891,479
Tokyo Gas Co. Ltd.	2,253,800	74,877,534
Tokyo Kiraboshi Financial Group Inc.	172,900	6,834,564
Tokyo Metro Co. Ltd.	1,836,800	23,274,156
Tokyo Ohka Kogyo Co. Ltd.	631,600	13,895,121
Tokyo Seimitsu Co. Ltd.	264,700	14,771,080
Tokyo Steel Manufacturing Co. Ltd.	458,200	5,180,774
Tokyo Tatemono Co. Ltd.	1,185,800	21,259,401
Tokyotokeiba Co. Ltd.	74,000	2,174,724
Tokyu Construction Co. Ltd.	686,600	3,986,363
Tokyu Corp.	3,359,800	40,747,824
Tokyu Fudosan Holdings Corp.	3,718,300	26,042,282
Tokyu REIT Inc.	6,277	7,854,833
TOMONY Holdings Inc.	1,006,500	3,856,824
Tomy Co. Ltd.	601,300	13,238,815
Topcon Corp.	695,700	15,799,936
Toppan Holdings Inc.	1,531,000	42,979,064
Topre Corp.	181,500	2,217,637
Toray Industries Inc.	8,938,400	57,085,207
Toridoll Holdings Corp.(a)	307,600	9,206,706
Torii Pharmaceutical Co. Ltd.	59,600	1,953,027
Tosei Corp.	98,200	1,655,050
Toshiba TEC Corp.	164,000	3,091,220
Tosoh Corp.	1,689,700	23,819,223
Totetsu Kogyo Co. Ltd.	125,000	2,758,468
TOTO Ltd.	867,800	22,882,549
Towa Corp.	438,600	4,094,244
Towa Pharmaceutical Co. Ltd.	137,300	2,547,717
Toyo Construction Co. Ltd.	334,900	3,141,415
Toyo Seikan Group Holdings Ltd.	818,300	14,286,448
Toyo Suisan Kaisha Ltd.	580,700	37,539,790
Toyo Tanso Co. Ltd.	106,900	3,004,122
Toyo Tire Corp.	789,400	14,759,250
Toyobo Co. Ltd.	633,000	3,927,018
Toyoda Gosei Co. Ltd.	319,700	6,138,770
Toyota Boshoku Corp.	564,100	8,094,120
Toyota Industries Corp.	1,040,200	121,989,320
Toyota Motor Corp.	60,760,925	1,160,497,923
Toyota Tsusho Corp.	4,019,400	79,876,423
Transcosmos Inc.	115,500	2,523,828
Security	Shares	Value
Japan (continued)
TRE Holdings Corp.	213,400	$2,299,767
Trend Micro Inc./Japan	814,000	58,404,982
Tri Chemical Laboratories Inc.	167,600	2,992,528
Trial Holdings Inc.(a)	259,200	4,118,088
Trusco Nakayama Corp.	278,500	4,154,945
TS Tech Co. Ltd.	549,100	6,206,317
Tsubakimoto Chain Co.	378,500	4,598,140
Tsuburaya Fields Holdings Inc.	218,500	2,852,382
Tsugami Corp.	228,400	2,813,570
Tsumura & Co.	454,300	13,661,270
Tsuruha Holdings Inc.	238,400	19,176,687
TV Asahi Holdings Corp.	113,800	2,069,890
UACJ Corp.	215,300	7,263,864
UBE Corp.	616,500	9,044,945
Ulvac Inc.	283,400	9,611,405
U-Next Holdings Co. Ltd.	367,800	5,263,342
Unicharm Corp.	7,194,300	66,800,066
United Super Markets Holdings Inc.	703,600	4,525,268
United Urban Investment Corp.	19,311	20,321,092
Universal Entertainment Corp.(a)	127,900	999,763
Ushio Inc.	594,400	7,149,369
USS Co. Ltd.	2,634,400	26,259,014
UT Group Co. Ltd.	175,100	2,461,276
Valor Holdings Co. Ltd.	194,300	3,399,581
Visional Inc.(b)	152,700	9,238,149
Wacoal Holdings Corp.	257,900	9,001,228
Wacom Co. Ltd.	916,100	3,506,951
Welcia Holdings Co. Ltd.(a)	608,100	10,721,489
West Holdings Corp.	142,330	1,575,905
West Japan Railway Co.	2,843,800	59,822,158
WingArc1st Inc.	105,300	2,814,171
Workman Co. Ltd.	126,900	3,998,728
Yakult Honsha Co. Ltd.	1,717,900	35,289,138
Yamada Holdings Co. Ltd.	4,205,400	13,553,071
Yamaguchi Financial Group Inc.	1,345,900	15,900,918
Yamaha Corp.	2,590,800	18,935,989
Yamaha Motor Co. Ltd.	5,902,900	46,359,802
Yamato Holdings Co. Ltd.	1,612,700	22,896,730
Yamato Kogyo Co. Ltd.	236,600	14,089,206
Yamazaki Baking Co. Ltd.	786,800	18,834,850
Yamazen Corp.	534,500	5,255,433
Yaoko Co. Ltd.	98,600	6,604,012
Yaskawa Electric Corp.(a)	1,458,600	30,731,661
Yellow Hat Ltd.	325,600	3,103,051
Yodogawa Steel Works Ltd.	111,600	4,518,466
Yokogawa Bridge Holdings Corp.	158,200	2,898,377
Yokogawa Electric Corp.	1,452,500	31,432,312
Yokohama Rubber Co. Ltd. (The)	870,300	19,028,948
Yonex Co. Ltd.	360,800	5,903,685
Yoshinoya Holdings Co. Ltd.(a)	531,600	11,651,976
Yuasa Trading Co. Ltd.	68,100	2,084,041
Zacros Corp.	13,900	385,439
Zenkoku Hosho Co. Ltd.	607,000	13,169,509
Zensho Holdings Co. Ltd.	628,100	38,812,385
Zeon Corp.	931,000	9,129,589
ZERIA Pharmaceutical Co. Ltd.	25,200	413,246
Zojirushi Corp.	165,200	1,586,885
ZOZO Inc.	2,625,600	26,664,242
Zuken Inc.	50,700	1,833,319
		31,638,691,858
Netherlands — 4.0%
Aalberts NV	633,118	21,023,711

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ABN AMRO Bank NV, CVA(c)	2,894,618	$59,984,719
Adyen NV(b)(c)	141,326	228,695,551
Aegon Ltd.	8,939,756	57,500,015
AerCap Holdings NV	1,241,901	131,641,506
Akzo Nobel NV	1,095,498	69,163,751
Allfunds Group PLC	2,304,267	13,008,568
AMG Critical Materials NV(a)	224,075	3,993,801
Arcadis NV	484,047	23,471,960
ASM International NV	300,798	147,026,140
ASML Holding NV	2,525,190	1,690,467,952
ASR Nederland NV	1,015,051	64,048,522
Basic-Fit NV(a)(b)(c)	324,363	7,372,624
BE Semiconductor Industries NV	521,873	56,520,769
Brunel International NV	249,310	2,630,003
Coca-Cola Europacific Partners PLC	1,350,510	122,545,277
Corbion NV	381,213	8,152,397
CVC Capital Partners PLC(b)(c)	1,350,448	24,095,904
DSM-Firmenich AG	1,193,965	129,704,183
Eurocommercial Properties NV	307,160	8,875,820
EXOR NV, NVS	577,916	54,563,772
Flow Traders Ltd., NVS	214,994	6,365,700
Fugro NV	752,227	8,821,826
Heineken Holding NV	843,802	65,976,739
Heineken NV	1,845,542	165,203,999
IMCD NV	378,659	50,354,319
ING Groep NV	20,166,137	391,612,646
InPost SA(b)	1,504,593	25,415,409
JDE Peet's NV	1,048,268	25,377,425
Just Eat Takeaway.com NV(b)(c)	1,140,841	24,967,421
Koninklijke Ahold Delhaize NV	5,915,972	242,904,162
Koninklijke BAM Groep NV	1,954,199	13,237,336
Koninklijke KPN NV	24,961,646	116,117,921
Koninklijke Philips NV(b)	5,124,477	130,058,292
Koninklijke Vopak NV	456,603	18,880,841
NN Group NV	1,720,238	105,485,672
OCI NV	677,082	5,625,622
Pharming Group NV(a)(b)	4,767,772	4,216,879
PostNL NV(a)	2,173,474	2,219,158
Prosus NV	8,778,423	411,572,771
Randstad NV	688,876	27,651,280
SBM Offshore NV	934,636	19,649,855
Signify NV(c)	819,416	16,985,733
Sligro Food Group NV(a)	141,324	1,909,015
TKH Group NV	266,199	10,517,564
TomTom NV(a)(b)	589,465	3,115,745
Universal Music Group NV	5,267,773	154,901,394
Van Lanschot Kempen NV	212,068	12,382,119
Wereldhave NV	250,852	4,738,083
Wolters Kluwer NV	1,531,051	270,320,753
		5,261,072,624
New Zealand — 0.2%
Air New Zealand Ltd.	5,217,974	1,797,696
Auckland International Airport Ltd.	10,343,325	46,202,383
Contact Energy Ltd.	5,036,004	26,529,572
EBOS Group Ltd.	1,017,224	22,114,853
Fisher & Paykel Healthcare Corp. Ltd.	3,743,244	75,512,511
Fletcher Building Ltd.(b)	6,402,782	11,657,765
Goodman Property Trust	6,248,386	6,810,677
Infratil Ltd.	5,852,159	36,679,732
Kiwi Property Group Ltd.	7,638,627	3,743,308
Mercury NZ Ltd.	4,635,902	15,383,425
Meridian Energy Ltd.	8,121,164	26,435,358
Security	Shares	Value
New Zealand (continued)
Ryman Healthcare Ltd.(b)	6,047,800	$7,932,588
Spark New Zealand Ltd.	11,880,141	14,678,149
		295,478,017
Norway — 0.8%
Aker ASA, Class A	157,640	9,140,911
Aker BP ASA	2,065,447	44,339,993
Aker Solutions ASA	1,796,437	4,875,716
Atea ASA	637,328	8,699,134
Austevoll Seafood ASA	665,346	6,268,123
AutoStore Holdings Ltd.(b)(c)	8,138,210	3,667,619
Bakkafrost P/F	308,732	15,568,028
BW LPG Ltd.(c)	640,269	6,431,845
BW Offshore Ltd.	58,587	160,217
Cadeler AS(a)(b)	1,245,697	6,513,764
Cool Co. Ltd.(a)	144,541	903,086
Crayon Group Holding ASA(b)(c)	466,004	5,581,480
DNB Bank ASA	5,701,991	142,538,963
DNO ASA	2,800,952	3,194,551
DOF Group ASA(a)(b)	876,582	6,874,334
Elkem ASA(b)(c)	2,296,234	4,039,250
Entra ASA(b)(c)	608,698	7,009,441
Equinor ASA	5,324,503	120,523,451
Europris ASA(c)	1,027,447	7,617,861
Flex LNG Ltd.	196,998	4,752,917
Frontline PLC, NVS(a)	939,242	15,835,286
Gjensidige Forsikring ASA	1,247,759	29,196,115
Golden Ocean Group Ltd.(a)(b)	822,763	6,303,152
Grieg Seafood ASA(a)	403,386	2,545,311
Hexagon Composites ASA(b)	974,981	1,758,141
Hoegh Autoliners ASA	688,325	5,540,014
Kitron ASA	1,018,554	5,046,212
Kongsberg Gruppen ASA	568,175	91,537,929
Leroy Seafood Group ASA	1,786,099	7,828,673
Mowi ASA	3,029,801	55,555,831
MPC Container Ships ASA	2,403,475	3,534,726
Nordic Semiconductor ASA(b)	1,168,140	11,713,385
Norsk Hydro ASA	8,963,355	47,545,351
Norwegian Air Shuttle ASA(a)(b)	4,990,957	6,590,896
Odfjell Drilling Ltd.	589,945	3,070,829
Orkla ASA	4,548,069	50,722,131
Paratus Energy Services Ltd.(a)	620,962	2,137,127
Protector Forsikring ASA	627,959	22,101,304
Salmar ASA	442,436	21,863,024
Scatec ASA(b)(c)	816,091	6,228,117
Schibsted ASA, Class A	485,418	14,772,627
Schibsted ASA, Class B	585,363	16,823,686
SpareBank 1 Nord Norge	570,460	7,625,770
SpareBank 1 Oestlandet	90,425	1,505,901
SpareBank 1 SMN	1,203,956	21,849,158
SpareBank 1 Sor-Norge ASA	1,273,011	20,313,756
Stolt-Nielsen Ltd.	154,441	3,467,523
Storebrand ASA	2,733,015	32,997,348
Subsea 7 SA	1,454,277	22,019,251
Telenor ASA	4,037,347	60,640,882
TGS ASA	1,291,962	9,635,984
TOMRA Systems ASA	1,466,373	23,135,354
Wallenius Wilhelmsen ASA	735,628	5,331,456
Wilh Wilhelmsen Holding ASA, Class A	86,176	3,213,977
Yara International ASA	1,051,913	34,138,303
		1,082,825,214

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal — 0.2%
Altri SGPS SA(a)	734,178	$5,050,999
Banco Comercial Portugues SA, Class R	38,259,553	24,470,746
Corticeira Amorim SGPS SA	47,650	411,623
CTT-Correios de Portugal SA	913,913	8,044,489
EDP Renovaveis SA	1,978,612	18,529,215
EDP SA	19,525,741	76,963,886
Galp Energia SGPS SA	2,874,759	44,540,867
Jeronimo Martins SGPS SA	1,751,146	42,381,880
Mota-Engil SGPS SA	588,074	2,334,219
Navigator Co. SA (The)	1,887,132	7,161,611
NOS SGPS SA	1,406,927	5,871,693
REN - Redes Energeticas Nacionais SGPS SA	3,364,240	11,042,028
Sonae SGPS SA	7,456,625	9,469,434
		256,272,690
Singapore — 1.7%
AIMS APAC REIT(a)	537,193	506,499
Bitdeer Technologies Group, Class A, NVS(a)(b)	540,179	5,169,513
CapitaLand Ascendas REIT	24,969,103	50,878,490
CapitaLand Ascott Trust	14,259,768	9,330,262
CapitaLand China Trust(a)	7,662,080	4,045,274
Capitaland India Trust(a)	5,232,646	3,903,924
CapitaLand Integrated Commercial Trust	38,554,475	63,449,106
CapitaLand Investment Ltd./Singapore(a)	16,337,800	34,433,405
CDL Hospitality Trusts(a)	7,745,646	4,716,441
City Developments Ltd.(a)	3,177,000	12,096,562
ComfortDelGro Corp. Ltd.	12,547,700	14,720,678
DBS Group Holdings Ltd.	12,726,990	413,489,518
Digital Core REIT Management Pte. Ltd.	5,643,600	2,823,245
ESR-REIT, NVS	4,651,542	7,838,623
Far East Hospitality Trust	624,000	260,463
First Resources Ltd.	3,220,700	3,726,291
Frasers Centrepoint Trust(a)	7,638,654	13,233,212
Frasers Logistics & Commercial Trust(a)	18,141,586	12,443,995
Genting Singapore Ltd.(a)	37,210,500	21,100,841
Golden Agri-Resources Ltd.	43,761,800	8,041,369
Grab Holdings Ltd., Class A(b)	14,643,648	71,461,002
Hafnia Ltd.(a)	1,873,780	8,637,367
Hutchison Port Holdings Trust, Class U	33,151,800	4,935,342
iFAST Corp. Ltd.(a)	947,800	4,514,676
Keppel DC REIT(a)	11,979,405	19,819,261
Keppel Infrastructure Trust	24,327,669	7,457,629
Keppel Ltd.(a)	9,378,700	47,153,283
Keppel REIT(a)	19,448,940	12,741,163
Lendlease Global Commercial REIT(a)	8,167,209	3,222,130
Mapletree Industrial Trust	13,941,820	21,566,312
Mapletree Logistics Trust(a)	21,608,479	18,594,774
Mapletree Pan Asia Commercial Trust(a)	14,539,456	13,616,472
NetLink NBN Trust	24,273,500	17,005,017
Olam Group Ltd.(a)	5,290,300	3,916,049
Oversea-Chinese Banking Corp. Ltd.	21,501,000	266,091,296
Paragon REIT(a)	5,666,395	4,251,640
Parkway Life REIT	2,978,100	9,647,402
Raffles Medical Group Ltd.	7,270,100	5,628,324
Riverstone Holdings Ltd./Singapore(a)	3,024,200	2,095,749
Sasseur REIT(a)	298,200	145,276
SATS Ltd.(a)	6,598,726	14,230,230
Sea Ltd., ADR(b)	2,342,089	313,957,030
Seatrium Ltd.(a)(b)	15,008,187	22,040,271
Sembcorp Industries Ltd.	6,153,900	31,127,464
Sheng Siong Group Ltd.	4,955,600	6,676,822
SIA Engineering Co. Ltd.	336,100	576,512
Singapore Airlines Ltd.(a)	9,635,200	49,447,019
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	4,962,700	$54,593,929
Singapore Post Ltd.(a)	10,749,300	4,704,467
Singapore Technologies Engineering Ltd.	10,124,500	57,489,347
Singapore Telecommunications Ltd.	49,487,700	143,177,529
Starhill Global REIT	11,781,600	4,469,178
StarHub Ltd.	4,536,500	4,063,782
Stoneweg European REIT	1,065,240	1,809,674
Suntec REIT(a)	14,511,100	12,793,944
Super Hi International Holding Ltd.(a)(b)	916,000	1,985,801
UMS Integration Ltd.(a)	3,361,600	2,779,846
United Overseas Bank Ltd.	8,055,100	213,934,082
UOL Group Ltd.	2,796,800	12,372,143
Venture Corp. Ltd.(a)	1,806,300	16,034,552
Wilmar International Ltd.	11,815,300	27,712,537
Yangzijiang Financial Holding Ltd.(a)	15,495,100	8,448,228
Yangzijiang Shipbuilding Holdings Ltd.	17,243,200	29,536,964
Yanlord Land Group Ltd.(a)(b)	6,194,900	2,231,497
		2,264,900,723
Spain — 3.0%
Acciona SA	154,953	22,580,266
Acerinox SA	1,158,465	13,092,142
ACS Actividades de Construccion y Servicios SA	1,148,487	71,958,252
Aena SME SA(c)	478,727	120,263,838
Almirall SA	498,504	5,531,274
Amadeus IT Group SA	2,887,052	227,248,522
Atresmedia Corp. de Medios de Comunicacion SA	803,370	5,071,596
Audax Renovables SA	796,690	1,368,566
Banco Bilbao Vizcaya Argentaria SA	36,843,263	505,638,369
Banco de Sabadell SA	34,854,778	101,698,692
Banco Santander SA	97,132,940	683,899,508
Bankinter SA	4,218,388	49,139,734
CaixaBank SA	25,194,854	193,098,554
Cellnex Telecom SA(c)	3,393,087	137,316,022
CIE Automotive SA	382,064	10,100,130
Construcciones y Auxiliar de Ferrocarriles SA	169,971	8,307,834
Distribuidora Internacional de Alimentacion SA(b)	45,790	1,182,709
eDreams ODIGEO SA(b)	302,778	2,532,623
Enagas SA	1,517,990	23,668,269
Ence Energia y Celulosa SA	1,077,113	3,473,520
Endesa SA	2,038,757	61,229,125
Ferrovial SE	3,064,806	149,508,890
Fluidra SA	602,884	13,957,720
Gestamp Automocion SA(c)	1,252,919	3,742,660
Grenergy Renovables SA(a)(b)	86,297	4,957,553
Grifols SA(b)	1,793,784	16,984,664
Iberdrola SA	37,600,351	677,778,434
Indra Sistemas SA	774,355	24,689,445
Industria de Diseno Textil SA	6,980,680	375,385,941
Inmobiliaria Colonial SOCIMI SA	1,800,283	11,667,810
Laboratorios Farmaceuticos Rovi SA	131,035	7,681,915
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,906,356	5,674,292
Logista Integral SA	373,115	12,756,168
Mapfre SA	5,714,735	20,344,455
Melia Hotels International SA	779,392	5,657,780
Merlin Properties SOCIMI SA	2,446,837	27,747,797
Neinor Homes SA(c)	327,910	5,708,085
Pharma Mar SA	94,532	8,007,939
Prosegur Cash SA(c)	207,254	179,847
Prosegur Cia. de Seguridad SA	1,249,388	3,493,879
Redeia Corp. SA	1,672,728	35,077,587

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Repsol SA	7,288,026	$89,086,400
Sacyr SA	3,581,739	13,138,302
Solaria Energia y Medio Ambiente SA(a)(b)	566,402	4,269,272
Tecnicas Reunidas SA(b)	366,659	6,153,688
Telefonica SA	24,959,726	128,224,167
Unicaja Banco SA(c)	9,239,054	17,610,103
Vidrala SA	132,747	14,469,155
Viscofan SA	248,554	17,931,044
		3,950,284,537
Sweden — 3.7%
AAK AB	1,168,596	30,560,956
AcadeMedia AB(c)	240,578	1,979,640
AddLife AB, Class B	725,720	13,772,029
Addnode Group AB, Class B	617,908	5,319,680
AddTech AB, Class B	1,667,334	56,093,178
AFRY AB	681,452	11,805,765
Alfa Laval AB	1,863,640	77,296,008
Alleima AB, NVS	1,263,994	9,937,933
Ambea AB(c)	381,393	4,607,435
AQ Group AB	214,859	3,457,403
Arjo AB, Class B	1,518,209	5,086,083
Asmodee Group AB, Class B(b)	804,914	8,869,002
Assa Abloy AB, Class B	6,491,916	197,055,453
Atlas Copco AB, Class A	17,394,889	269,250,206
Atlas Copco AB, Class B	9,811,998	136,246,656
Atrium Ljungberg AB, Class B	1,739,220	6,158,445
Attendo AB(c)	837,955	5,704,312
Avanza Bank Holding AB	794,873	26,413,759
Axfood AB	702,487	19,638,976
Beijer Ref AB, Class B	2,542,313	38,778,789
Betsson AB, Class B	780,475	13,649,777
Better Collective A/S(a)(b)	230,769	3,037,157
Bilia AB, Class A	534,651	6,691,358
Billerud Aktiebolag	1,437,540	15,168,969
BioArctic AB, Class B(a)(b)(c)	231,415	4,705,469
BioGaia AB, Class B	662,679	7,054,397
Biotage AB	440,821	6,417,072
Boliden AB(b)	1,800,477	55,166,672
BoneSupport Holding AB(b)(c)	383,324	12,540,216
Boozt AB(a)(b)(c)	353,817	3,084,891
Bravida Holding AB(c)	1,481,253	14,114,582
Bufab AB	154,187	6,373,004
Bure Equity AB	333,868	11,248,964
Camurus AB(b)	220,156	14,148,736
Castellum AB(b)	2,640,258	32,132,491
Catena AB	276,466	13,015,002
Cibus Nordic Real Estate AB publ	391,153	6,760,344
Clas Ohlson AB, Class B	217,201	6,152,883
Cloetta AB, Class B	1,569,922	4,567,219
Corem Property Group AB, Class B	3,433,152	1,736,098
Creades AB, Class A	271,993	2,184,381
Dios Fastigheter AB	444,291	3,085,267
Dometic Group AB(c)	2,000,747	7,213,179
Electrolux AB, Class B(b)	1,436,640	8,968,852
Electrolux Professional AB, Class B	1,796,928	10,411,555
Elekta AB, Class B	2,353,643	11,985,037
Embracer Group AB(a)(b)	902,211	11,385,689
Engcon AB	243,075	2,328,860
Epiroc AB, Class A	4,393,411	95,050,167
Epiroc AB, Class B	2,302,964	45,164,710
EQT AB	2,396,973	69,266,583
Essity AB, Class B	3,935,453	113,809,506
Security	Shares	Value
Sweden (continued)
Evolution AB(c)	1,035,159	$71,710,225
Fabege AB	1,550,590	13,227,060
Fastighets AB Balder, Class B(b)	4,569,463	32,847,300
Fortnox AB	3,134,943	28,386,683
Getinge AB, Class B	1,515,583	29,291,678
Granges AB	724,232	9,046,118
H & M Hennes & Mauritz AB, Class B	3,614,041	52,369,544
Hemnet Group AB	562,426	19,305,675
Hexagon AB, Class B	13,304,886	129,490,635
Hexatronic Group AB(a)(b)	1,119,709	2,962,932
Hexpol AB	1,709,580	14,865,593
HMS Networks AB(b)	179,457	8,043,997
Hoist Finance AB(b)(c)	259,133	2,326,320
Holmen AB, Class B	570,369	22,551,821
Hufvudstaden AB, Class A	761,794	9,275,506
Husqvarna AB, Class B	2,387,966	11,107,038
Industrivarden AB, Class A	826,438	29,042,752
Industrivarden AB, Class C	1,014,858	35,638,459
Indutrade AB	1,746,675	47,253,915
Instalco AB	1,367,627	3,791,778
Investment AB Latour, Class B	943,118	25,451,587
Investor AB, Class B	11,074,911	328,132,545
INVISIO AB	231,637	9,309,617
Inwido AB	492,727	10,442,215
JM AB	401,960	6,412,757
Kinnevik AB, Class B	1,580,539	12,650,242
L E Lundbergforetagen AB, Class B	479,551	25,303,039
Lifco AB, Class B	1,490,284	57,695,962
Lindab International AB	510,924	10,742,010
Loomis AB, Class B	470,702	19,591,288
Medicover AB, Class B	405,295	10,113,819
MEKO AB	308,659	4,049,243
Millicom International Cellular SA	698,537	24,127,468
MIPS AB	170,699	6,016,357
Modern Times Group MTG AB, Class B(b)	560,800	6,719,040
Munters Group AB(c)	825,065	10,559,433
Mycronic AB	495,559	19,788,163
NCAB Group AB(a)	960,227	4,231,619
NCC AB, Class B	526,032	9,793,374
New Wave Group AB, Class B	572,548	7,006,178
Nibe Industrier AB, Class B	9,779,997	41,705,830
Nolato AB, Class B	1,407,082	7,905,682
Nordea Bank Abp	20,039,782	277,529,898
Nordnet AB publ	867,939	22,976,264
Norion Bank AB(b)	133,157	542,061
NP3 Fastigheter AB	180,123	4,693,595
Nyfosa AB(b)	1,161,357	10,901,579
Pandox AB, Class B	668,609	11,150,977
Paradox Interactive AB	213,204	4,180,038
Peab AB, Class B	1,189,240	9,892,191
Platzer Fastigheter Holding AB, Class B	366,195	2,877,848
Polestar Automotive Holding U.K. PLC, Class A(a)(b)	2,611,550	2,716,012
Ratos AB, Class B	1,416,099	4,832,855
Saab AB, Class B	2,050,421	95,476,830
Sagax AB, Class B	1,415,067	32,163,462
Samhallsbyggnadsbolaget i Norden AB(a)	7,296,979	2,962,312
Sandvik AB	6,851,163	141,438,341
Scandic Hotels Group AB(c)	1,030,596	8,021,376
Sdiptech AB, Class B(b)	182,129	4,078,863
Sectra AB, Class B	863,914	26,505,480
Securitas AB, Class B	3,193,619	50,608,478

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Sinch AB(b)(c)	4,275,523	$9,939,612
Skandinaviska Enskilda Banken AB, Class A	10,073,992	159,850,784
Skanska AB, Class B	2,251,089	52,307,721
SKF AB, Class B	2,200,079	43,124,580
SkiStar AB	158,868	2,751,455
SSAB AB, Class A	1,352,805	8,548,147
SSAB AB, Class B	4,133,751	25,694,948
Storskogen Group AB, Class B	8,671,602	11,425,059
Surgical Science Sweden AB(a)(b)	210,704	3,015,048
Svenska Cellulosa AB SCA, Class B	4,018,757	51,964,740
Svenska Handelsbanken AB, Class A	9,273,030	121,382,203
Svolder AB, Class B	600,138	3,551,318
Sweco AB, Class B	1,319,061	23,204,847
Swedbank AB, Class A	5,378,763	134,274,615
SwedenCare AB	553,025	2,206,077
Swedish Orphan Biovitrum AB(b)	1,252,955	38,108,259
Synsam AB	686,108	3,490,998
Tele2 AB, Class B	3,616,460	53,357,351
Telefonaktiebolaget LM Ericsson, Class B	17,841,055	150,710,163
Telia Co. AB	14,976,883	56,260,204
Thule Group AB(c)	683,511	15,579,893
Trelleborg AB, Class B	1,405,670	48,469,846
Troax Group AB	148,991	2,064,849
Truecaller AB, Class B	1,517,687	11,421,294
Vimian Group AB(a)(b)	1,093,180	4,400,427
Vitec Software Group AB, Class B	202,478	9,251,419
Vitrolife AB	482,435	7,852,176
Volvo AB, Class B	10,153,222	276,000,331
Wallenstam AB, Class B	2,448,812	12,107,787
Wihlborgs Fastigheter AB	1,842,742	19,113,594
Xvivo Perfusion AB(b)	157,019	5,186,227
Yubico AB(a)(b)	295,286	5,915,668
		4,863,013,392
Switzerland — 9.1%
ABB Ltd., Registered	10,121,163	534,506,154
Accelleron Industries AG, NVS	611,675	32,837,419
Adecco Group AG, Registered	1,064,607	27,707,676
Alcon AG	3,183,618	309,321,887
Allreal Holding AG, Registered	89,187	19,651,465
ALSO Holding AG, Registered	36,969	11,290,534
ams-OSRAM AG(b)	629,992	5,592,758
Arbonia AG	394,200	2,991,455
Aryzta AG(b)	6,072,727	15,231,379
Autoneum Holding AG	24,130	3,616,387
Avolta AG, Registered	607,514	27,683,052
Bachem Holding AG	217,373	13,321,329
Baloise Holding AG, Registered	276,389	61,488,945
Banque Cantonale Vaudoise, Registered	188,562	23,207,762
Barry Callebaut AG, Registered	22,837	20,473,699
Basilea Pharmaceutica Ag Allschwil, Registered(b)	101,099	5,417,986
Belimo Holding AG, Registered	64,221	54,566,105
BKW AG	145,132	29,097,123
Bossard Holding AG, Class A, Registered	44,189	9,636,288
Bucher Industries AG, Registered	47,871	20,676,636
Burckhardt Compression Holding AG	23,656	16,083,491
Burkhalter Holding AG	42,957	6,390,369
Bystronic AG, Registered(a)	8,673	2,648,084
Cembra Money Bank AG	190,971	23,051,870
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6,494	94,643,520
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Registered	625	$88,526,574
Cie Financiere Richemont SA, Class A, Registered	3,444,499	608,660,881
Clariant AG, Registered	1,357,288	15,192,160
Comet Holding AG, Registered	51,819	13,378,526
COSMO Pharmaceuticals NV	66,905	3,880,076
Daetwyler Holding AG, Bearer	52,791	7,622,525
DKSH Holding AG	219,707	16,185,683
dormakaba Holding AG	22,340	18,845,065
Dottikon Es Holding AG(a)(b)	16,104	3,856,929
EFG International AG	710,742	10,752,334
Emmi AG, Registered	14,533	14,295,618
EMS-Chemie Holding AG, Registered	44,677	32,940,405
Flughafen Zurich AG, Registered	128,819	32,460,152
Forbo Holding AG, Registered	6,848	6,570,328
Galderma Group AG	610,593	70,917,694
Galenica AG(c)	322,817	33,812,703
Geberit AG, Registered	214,343	148,479,745
Georg Fischer AG	505,989	36,585,383
Givaudan SA, Registered	59,067	284,960,432
Helvetia Holding AG, Registered	231,204	51,003,029
Holcim AG	3,344,846	373,779,495
Huber + Suhner AG, Registered	126,729	11,151,271
Implenia AG, Registered	114,309	6,465,025
Inficon Holding AG	105,700	11,215,597
Interroll Holding AG, Registered	4,068	8,927,739
Intershop Holding AG	50,883	8,348,669
Julius Baer Group Ltd.	1,310,115	84,958,392
Kardex Holding AG, Registered	36,343	9,155,647
Komax Holding AG, Registered(a)(b)	28,833	3,591,243
Kuehne + Nagel International AG, Registered	305,432	70,340,076
Kuros Biosciences AG(a)(b)	194,167	6,289,724
Landis+Gyr Group AG	160,702	10,335,881
LEM Holding SA, Registered	2,465	2,056,992
Logitech International SA, Registered	983,500	74,736,237
Lonza Group AG, Registered	462,420	332,253,021
Medacta Group SA(c)	33,642	5,461,400
Medmix AG(c)	149,997	1,876,788
Mobilezone Holding AG, Registered	522,608	7,184,052
Mobimo Holding AG, Registered	52,892	20,429,085
Montana Aerospace AG(b)(c)	115,432	2,305,254
Nestle SA, Registered	16,793,948	1,787,503,895
Novartis AG, Registered	12,614,217	1,438,742,363
OC Oerlikon Corp. AG Pfaffikon, Registered	1,328,377	5,635,166
Partners Group Holding AG	144,436	189,250,353
PolyPeptide Group AG(b)(c)	93,901	2,175,766
PSP Swiss Property AG, Registered	291,340	51,879,068
R&S Group Holding AG	153,170	3,682,898
Rieter Holding AG, Registered	25,952	2,201,054
Roche Holding AG, Bearer	195,206	67,907,610
Roche Holding AG, NVS	4,507,553	1,473,908,319
Sandoz Group AG	2,671,328	115,867,974
Schindler Holding AG, Participation Certificates, NVS	264,207	96,632,358
Schindler Holding AG, Registered	147,741	52,380,675
Schweiter Technologies AG, NVS	7,156	3,294,699
Sensirion Holding AG(b)(c)	49,618	3,844,873
SFS Group AG	132,469	17,906,581
SGS SA	966,365	94,376,342
Siegfried Holding AG	268,810	32,003,592
SIG Group AG	2,021,674	38,997,992

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Sika AG, Registered	973,522	$243,290,499
SKAN Group AG	62,475	5,119,738
Softwareone Holding AG	693,487	4,800,453
Sonova Holding AG, Registered	324,104	99,634,089
Stadler Rail AG	361,906	9,545,993
Straumann Holding AG	718,261	87,582,448
Sulzer AG, Registered	140,262	23,740,772
Sunrise Communications AG, Class A(b)	435,355	23,545,493
Swatch Group AG (The), Bearer	186,761	32,410,911
Swiss Life Holding AG, Registered	181,927	181,646,805
Swiss Prime Site AG, Registered	494,834	69,774,571
Swiss Re AG	1,928,213	346,122,352
Swisscom AG, Registered	164,985	110,025,705
Swissquote Group Holding SA, Registered	77,804	40,162,179
Tecan Group AG, Registered	83,009	16,166,749
Temenos AG, Registered	363,437	26,033,126
TX Group AG	6,607	1,486,362
u-blox Holding AG	52,948	5,366,673
UBS Group AG, Registered	21,021,097	638,103,085
Valiant Holding AG, Registered	116,095	17,098,234
VAT Group AG(c)	173,273	62,549,829
Vetropack Holding AG, Class A, Registered	56,922	1,966,127
Vontobel Holding AG, Registered	201,390	14,553,161
Ypsomed Holding AG, Registered	33,537	14,289,048
Zehnder Group AG, Registered	99,549	6,626,689
Zurich Insurance Group AG	934,400	662,742,401
		12,143,496,273
United Kingdom — 14.6%
3i Group PLC	6,251,437	354,400,340
4imprint Group PLC	171,158	7,839,675
AB Dynamics PLC	15,598	365,859
abrdn PLC	11,918,215	23,538,552
Admiral Group PLC	1,670,844	72,669,124
Advanced Medical Solutions Group PLC	2,149,413	5,538,151
AG Barr PLC	653,953	6,051,201
Airtel Africa PLC(c)	5,727,136	13,106,522
AJ Bell PLC	1,883,001	10,716,615
Alpha Group International PLC	207,578	7,599,146
Alphawave IP Group PLC(a)(b)	2,109,083	3,591,239
Anglo American PLC	8,126,509	221,840,550
Antofagasta PLC	2,591,450	56,870,740
AO World PLC(b)	2,321,825	3,041,695
Ashmore Group PLC	2,646,016	5,102,625
Ashtead Group PLC	2,795,645	149,657,622
Ashtead Technology Holdings PLC(a)	484,823	3,233,129
ASOS PLC(b)	403,231	1,542,299
Associated British Foods PLC	2,107,046	58,081,034
Assura PLC	18,853,891	12,192,303
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	2,377,632	2,143,268
AstraZeneca PLC	9,936,482	1,423,567,993
Atalaya Mining PLC	728,087	3,550,478
Auction Technology Group PLC(a)(b)	574,010	4,459,854
Auto Trader Group PLC(c)	5,778,566	64,921,352
Aviva PLC	16,848,426	126,235,163
B&M European Value Retail SA	6,474,131	29,116,627
Babcock International Group PLC	1,583,944	17,063,488
BAE Systems PLC	19,305,605	447,554,839
Balfour Beatty PLC	3,659,888	22,385,244
Baltic Classifieds Group PLC	1,654,892	7,506,101
Bank of Georgia Group PLC	233,894	18,761,313
Barclays PLC	92,720,990	369,367,146
Security	Shares	Value
United Kingdom (continued)
Barratt Redrow PLC	8,843,751	$55,133,614
Beazley PLC	4,079,421	48,335,704
Bellway PLC	760,154	27,290,845
Berkeley Group Holdings PLC	672,883	37,508,710
Big Yellow Group PLC	1,152,839	15,520,529
Bodycote PLC	1,152,746	7,312,624
boohoo Group PLC(a)(b)	5,689,023	1,641,990
BP PLC	103,022,844	475,696,747
Breedon Group PLC	1,751,793	10,052,856
Bridgepoint Group PLC(c)	1,323,349	4,715,942
British American Tobacco PLC	12,717,168	553,938,799
British Land Co. PLC (The)	6,356,544	33,440,881
BT Group PLC	41,684,332	96,747,486
Bunzl PLC	2,134,074	67,062,234
Burberry Group PLC	2,325,778	22,650,231
Burford Capital Ltd.	1,226,861	16,790,836
Bytes Technology Group PLC	1,230,427	8,367,081
C&C Group PLC	2,489,212	4,564,708
Carnival PLC(b)	872,691	14,648,130
Centrica PLC	32,748,520	70,115,620
Chemring Group PLC	1,656,718	8,849,113
Clarkson PLC	176,841	7,772,774
CMC Markets PLC(c)	576,225	1,862,244
Coats Group PLC	10,087,501	9,768,995
Coca-Cola HBC AG, Class DI	1,396,180	72,704,284
Compass Group PLC	10,830,234	365,139,412
Computacenter PLC	495,282	16,019,197
Conduit Holdings Ltd.	1,036,654	4,771,803
ConvaTec Group PLC(c)	10,447,170	36,321,248
Craneware PLC	164,911	3,956,706
Cranswick PLC	339,821	23,519,294
Crest Nicholson Holdings PLC	2,043,917	4,922,876
Croda International PLC	858,944	33,905,705
Currys PLC(b)	6,712,368	9,947,992
CVS Group PLC(a)	495,841	7,126,082
DCC PLC	632,715	41,352,897
Deliveroo PLC(b)(c)	6,402,172	14,538,143
Derwent London PLC	607,082	15,720,009
Diageo PLC	14,230,738	399,604,671
Diploma PLC	891,627	47,311,107
Direct Line Insurance Group PLC	8,414,201	31,780,442
DiscoverIE Group PLC	578,576	4,371,959
Diversified Energy Co. PLC	317,575	4,000,509
Domino's Pizza Group PLC	2,534,120	9,115,609
Dowlais Group PLC	8,423,267	6,534,982
Dr. Martens PLC	3,910,957	2,866,674
Drax Group PLC	2,552,942	21,059,097
Dunelm Group PLC	782,057	11,484,662
easyJet PLC	1,958,831	12,987,138
Elementis PLC	3,956,101	6,649,513
Empiric Student Property PLC	3,024,904	3,676,538
Endeavour Mining PLC	1,132,368	30,407,181
Energean PLC	987,399	11,697,377
Entain PLC	3,948,690	33,757,001
Experian PLC	5,891,477	293,107,129
FD Technologies PLC(a)(b)	57,700	1,373,377
Fevertree Drinks PLC	626,216	6,667,914
Firstgroup PLC	4,289,482	9,872,561
Foresight Group Holdings Ltd.	439,533	2,182,093
Frasers Group PLC(a)(b)	1,210,983	10,707,546
Future PLC	689,415	6,556,407
Games Workshop Group PLC	216,268	44,538,744

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Gamma Communications PLC	545,743	$9,702,343
GB Group PLC	1,508,506	4,943,781
Genuit Group PLC	1,499,878	7,637,827
Genus PLC	415,392	10,207,925
Glencore PLC	66,158,768	216,917,026
Grafton Group PLC	1,325,925	16,050,408
Grainger PLC	4,559,672	13,081,460
Great Portland Estates PLC	2,646,599	10,934,086
Greatland Gold PLC(b)	53,204,481	9,430,452
Greencore Group PLC	3,156,934	7,783,409
Greggs PLC	666,909	16,602,689
GSK PLC	26,529,378	524,822,597
Haleon PLC	57,992,281	291,809,631
Halma PLC	2,451,256	90,479,851
Hammerson PLC, NVS	2,851,616	9,621,112
Harbour Energy PLC	4,107,365	8,394,361
Hays PLC	9,302,375	8,886,570
Helios Towers PLC(b)	4,331,371	6,231,369
Hikma Pharmaceuticals PLC	1,086,881	28,801,866
Hill & Smith PLC	484,348	11,643,845
Hiscox Ltd.	2,149,917	31,641,758
Hochschild Mining PLC(b)	2,058,145	7,750,347
Hollywood Bowl Group PLC	898,108	3,506,944
Home REIT PLC(b)(d)	4,179,974	557,065
Howden Joinery Group PLC	3,600,313	37,023,809
HSBC Holdings PLC	114,460,895	1,275,939,020
Hunting PLC	1,111,281	3,834,341
Ibstock PLC(c)	2,732,500	6,554,889
IG Group Holdings PLC	2,351,261	33,512,460
IMI PLC	1,704,855	40,460,999
Imperial Brands PLC	5,157,045	211,609,311
Inchcape PLC	2,291,945	20,537,166
Indivior PLC, NVS(b)	785,373	8,912,277
Informa PLC	8,685,973	84,852,659
IntegraFin Holdings PLC	1,722,915	7,036,330
InterContinental Hotels Group PLC	1,025,547	109,436,066
Intermediate Capital Group PLC	1,882,781	47,359,426
International Distributions Services PLC	4,401,982	21,518,413
International Workplace Group PLC	4,666,717	11,554,726
Intertek Group PLC	1,047,549	64,335,123
Investec PLC	3,834,925	24,080,080
IP Group PLC(b)	5,861,587	3,296,555
ITV PLC	22,044,760	23,759,675
J D Wetherspoon PLC	588,260	5,144,120
J Sainsbury PLC	11,209,572	39,840,085
JD Sports Fashion PLC	16,622,587	17,500,353
JET2 PLC	1,164,131	24,634,737
John Wood Group PLC(b)	4,439,018	1,090,889
Johnson Matthey PLC	1,081,714	18,624,383
Johnson Service Group PLC	2,539,127	4,737,455
JTC PLC(c)	906,341	10,191,935
Judges Scientific PLC(a)	34,736	2,796,079
Jupiter Fund Management PLC	3,070,759	2,962,900
Just Group PLC	6,435,829	12,139,102
Kainos Group PLC	539,047	5,247,354
Keller Group PLC	516,021	9,826,181
Kier Group PLC	2,760,374	5,366,770
Kingfisher PLC	11,514,530	44,256,046
Lancashire Holdings Ltd.	1,458,300	10,976,769
Land Securities Group PLC	4,485,465	35,544,128
Legal & General Group PLC	36,996,016	116,503,460
Lloyds Banking Group PLC	388,196,087	381,393,980
Security	Shares	Value
United Kingdom (continued)
London Stock Exchange Group PLC	3,060,830	$476,606,348
LondonMetric Property PLC	13,787,755	35,375,383
M&G PLC	14,081,185	39,073,676
Man Group PLC/Jersey	7,770,626	16,960,624
Marks & Spencer Group PLC	13,322,875	69,232,907
Marshalls PLC	1,502,909	5,628,228
Melrose Industries PLC	8,240,221	47,902,992
Mitchells & Butlers PLC(b)	1,481,130	4,915,382
Mitie Group PLC	7,211,773	13,906,938
Mobico Group PLC(b)	3,167,321	1,315,195
Molten Ventures PLC(b)	982,688	3,475,755
Mondi PLC, NVS	2,848,746	43,241,496
MONY Group PLC	3,157,228	8,544,951
Moonpig Group PLC	2,012,901	6,160,552
Morgan Advanced Materials PLC	2,151,613	5,643,154
Morgan Sindall Group PLC	272,591	12,885,189
National Grid PLC	31,378,827	452,925,146
NatWest Group PLC, NVS	48,911,507	314,612,906
NCC Group PLC	1,668,857	3,265,278
Next PLC	766,384	126,435,346
Ninety One PLC	2,476,037	4,913,427
NMC Health PLC, NVS(b)(d)	475,795	6
Ocado Group PLC(a)(b)	3,589,818	13,562,548
OSB Group PLC	2,424,680	15,411,868
Oxford Instruments PLC	333,721	7,342,306
Oxford Nanopore Technologies PLC(a)(b)	3,516,830	5,591,380
Pagegroup PLC	2,028,168	7,314,907
Pan African Resources PLC(a)	10,147,484	6,011,222
Paragon Banking Group PLC	1,703,746	19,247,346
Pearson PLC	4,016,947	64,396,614
Penno Group PLC	3,154,188	21,115,198
Persimmon PLC	2,069,562	35,815,777
Pets at Home Group PLC	3,018,130	9,558,750
Phoenix Group Holdings PLC	4,553,772	36,431,705
Playtech PLC(b)	1,552,350	15,723,017
Plus500 Ltd.	587,887	24,098,839
Polar Capital Holdings PLC(a)	511,172	2,681,495
Premier Foods PLC	3,629,747	9,636,034
Primary Health Properties PLC	8,126,514	11,090,136
PRS REIT PLC	3,221,262	4,983,989
Prudential PLC	16,985,744	180,605,582
QinetiQ Group PLC	3,545,932	18,664,316
Quilter PLC(c)	8,810,610	15,851,574
Raspberry PI Holdings PLC(a)(b)	647,931	3,841,077
Rathbones Group PLC	334,827	7,049,225
Reckitt Benckiser Group PLC	4,395,330	283,703,317
RELX PLC	11,924,503	650,781,441
Renewi PLC	496,000	5,684,768
Renishaw PLC	234,437	7,022,647
Rentokil Initial PLC	16,157,205	74,020,875
RHI Magnesita NV	169,388	7,074,678
Rightmove PLC	5,046,120	49,836,262
Rio Tinto PLC	7,107,620	423,539,107
Rolls-Royce Holdings PLC	54,548,528	552,165,904
Rotork PLC	5,307,388	21,610,456
RS Group PLC	2,945,961	20,312,410
RWS Holdings PLC	1,712,489	1,529,098
Safestore Holdings PLC	1,512,509	12,730,144
Sage Group PLC (The)	6,433,303	106,655,414
Savills PLC	907,590	11,254,985
Schroders PLC	5,311,957	23,405,434
Segro PLC	8,208,426	74,669,223

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Serco Group PLC	7,008,805	$16,084,974
Serica Energy PLC	1,760,478	2,988,387
Severn Trent PLC	1,742,934	64,832,369
Shaftesbury Capital PLC	9,527,124	17,305,860
Shell PLC	38,964,608	1,257,455,972
SigmaRoc PLC(b)	5,725,756	6,934,798
Sirius Real Estate Ltd.	8,677,221	10,691,046
Smith & Nephew PLC	5,500,378	77,404,518
Smiths Group PLC	2,235,893	55,717,543
Softcat PLC	817,624	18,261,296
Spectris PLC	627,541	16,799,465
Spirax Group PLC	473,670	37,332,764
Spire Healthcare Group PLC(c)	1,308,449	3,383,167
Spirent Communications PLC(b)	3,870,828	9,522,878
SSE PLC	7,087,801	159,802,068
SSP Group PLC	4,932,346	9,768,846
St. James's Place PLC	3,464,298	43,668,666
Standard Chartered PLC	13,253,516	190,893,774
SThree PLC	746,728	2,427,682
Supermarket Income REIT PLC	7,189,763	7,435,479
Target Healthcare REIT PLC	3,633,584	4,774,990
Tate & Lyle PLC	2,470,028	18,409,157
Taylor Wimpey PLC	22,978,307	36,105,986
TBC Bank Group PLC	258,348	16,339,094
Telecom Plus PLC	531,461	13,400,629
Tesco PLC	43,614,948	215,850,445
THG PLC(a)(b)	5,143,421	1,697,895
TP ICAP Group PLC	4,872,228	16,730,942
Trainline PLC(b)(c)	2,891,583	11,326,441
Travis Perkins PLC	1,325,607	9,895,085
Tritax Big Box REIT PLC	14,018,306	26,815,431
Trustpilot Group PLC(b)(c)	1,997,839	5,990,870
TUI AG(b)	2,947,410	22,678,815
Unilever PLC	15,884,411	1,011,358,553
UNITE Group PLC (The)	2,545,814	29,248,921
United Utilities Group PLC	4,396,068	66,092,068
Urban Logistics REIT PLC	2,827,666	5,486,838
Vesuvius PLC	1,370,342	6,249,447
Victrex PLC	558,036	6,194,189
Vistry Group PLC(b)	2,045,327	17,244,036
Vodafone Group PLC	132,644,381	130,349,661
Volex PLC(a)	787,497	2,679,431
Volution Group PLC	1,202,127	9,099,789
Watches of Switzerland Group PLC(a)(b)(c)	1,432,427	6,815,207
Weir Group PLC (The)	1,712,204	51,611,839
WH Smith PLC	818,428	9,903,886
Whitbread PLC	1,137,786	39,516,477
Wise PLC, Class A(b)	4,358,205	57,163,952
Workspace Group PLC	830,287	4,919,916
WPP PLC	6,816,360	52,844,204
XPS Pensions Group PLC	617,419	3,180,256
Yellow Cake PLC(a)(b)(c)	1,421,423	8,183,406
YouGov PLC	726,015	2,793,249
Young & Co's Brewery PLC, Series A, Class A(a)	248,136	2,916,695
Zigup PLC	1,587,426	6,628,286
		19,441,734,217
United States — 0.5%
Spotify Technology SA(b)	985,778	605,247,976
Total Common Stocks — 98.8% (Cost: $105,276,471,480)		131,544,402,327
Security	Shares	Value
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	391,958	$31,629,735
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	726,767	36,535,767
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	66,755	4,548,699
Einhell Germany AG, Preference Shares, NVS	3,087	230,451
FUCHS SE, Preference Shares, NVS	455,979	22,863,988
Henkel AG & Co. KGaA, Preference Shares, NVS	1,135,431	88,184,790
Jungheinrich AG, Preference Shares, NVS	318,016	11,557,590
Porsche Automobil Holding SE, Preference Shares, NVS	993,881	40,978,555
Sartorius AG, Preference Shares, NVS	168,357	43,704,556
Sixt SE, Preference Shares, NVS	89,855	5,984,392
STO SE & Co. KGaA, Preference Shares, NVS	11,361	1,624,742
Volkswagen AG, Preference Shares, NVS	1,320,608	143,695,820
		431,539,085
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	173,664	4,700,243
Total Preferred Stocks — 0.3% (Cost: $573,985,417)		436,239,328
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(b)	1,978,612	201,733
Total Rights — 0.0% (Cost: $189,181)		201,733
Warrants
Italy — 0.0%
Webuild SpA, (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	127,842	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.1% (Cost: $105,850,646,078)		131,980,843,389
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	855,992,839	856,335,236
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	18,120,000	18,120,000
Total Short-Term Securities — 0.6% (Cost: $874,510,001)		874,455,236
Total Investments — 99.7% (Cost: $106,725,156,079)		132,855,298,625
Other Assets Less Liabilities — 0.3%		337,892,132
Net Assets — 100.0%		$133,193,190,757

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$738,642,157	$117,712,442 (a)	$—	$394,226	$(413,589)	$856,335,236	855,992,839	$8,841,184 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,070,000	—	(6,950,000)(a)	—	—	18,120,000	18,120,000	728,596	—
				$394,226	$(413,589)	$874,455,236		$9,569,780	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,569	06/12/25	$292,860	$8,198,218
SPI 200 Index	1,074	06/19/25	140,033	4,538,713
Euro STOXX 50 Index	8,000	06/20/25	465,816	3,552,569
FTSE 100 Index	2,157	06/20/25	244,072	1,415,233
				$17,704,733
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,778,296,728	$128,764,499,513	$1,606,086	$131,544,402,327
Preferred Stocks	—	436,239,328	—	436,239,328
Rights	201,733	—	—	201,733
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	874,455,236	—	—	874,455,236
	$3,652,953,697	$129,200,738,842	$1,606,086	$132,855,298,625
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,538,713	$13,166,020	$—	$17,704,733

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust